Schedule of Investments (unaudited)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.2%
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	USD	175	$190,313
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	75	81,684
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	100	108,082
			380,079
Austria — 0.2%
ams AG, 6.00%, 07/31/25 (Call 07/31/22)(b)	EUR	100	126,674
Novomatic AG, 1.63%, 09/20/23	EUR	100	116,106
Signa Development Finance, 5.50%, 07/23/26 (Call 07/23/23)(b)	EUR	100	114,136
Wienerberger AG, 2.00%, 05/02/24(b)	EUR	50	62,213
			419,129
Belgium — 0.2%
Ontex Group NV, 3.50%, 07/15/26 (Call 07/15/23)(b)	EUR	100	118,891
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28 (Call 12/01/22)(b)	EUR	100	123,127
5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	210,692
			452,710
Brazil — 0.5%
JBS Finance Luxembourg Sarl, 3.63%, 01/15/32 (Call 01/15/27)(a)	USD	200	201,595
JBS USA Food Co., 7.00%, 01/15/26 (Call 01/15/22)(a)	USD	200	211,750
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)	USD	125	137,382
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(a)	USD	50	51,254
5.50%, 01/15/30 (Call 01/15/25)(a)	USD	160	178,817
6.50%, 04/15/29 (Call 04/15/24)(a)	USD	155	174,302
			955,100
Canada — 2.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	USD	60	59,768
3.88%, 01/15/28 (Call 09/15/22)(a)	USD	120	121,050
4.00%, 10/15/30 (Call 10/15/25)(a)	USD	350	349,069
4.38%, 01/15/28 (Call 11/15/22)(a)(c)	USD	95	96,425
5.75%, 04/15/25 (Call 04/15/22)(a)	USD	65	68,600
Air Canada
3.88%, 08/15/26 (Call 02/15/26)(a)	USD	30	30,075
4.63%, 08/15/29 (Call 02/15/26)(a)(d)	CAD	63	51,128
Banco BPM SpA, 3.25%, 01/14/31 (Call 01/14/26)(b)(e)	EUR	100	120,859
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 02/15/24)(a)	USD	85	80,321
5.25%, 02/15/31 (Call 02/15/26)(a)	USD	105	98,354
Bombardier Inc.
6.00%, 10/15/22 (Call 08/30/21)(a)(c)	USD	125	125,080
6.13%, 01/15/23(a)	USD	55	57,797
7.13%, 06/15/26 (Call 06/15/23)(a)	USD	140	145,775
7.50%, 12/01/24 (Call 08/30/21)(a)	USD	125	130,313
7.50%, 03/15/25 (Call 08/30/21)(a)	USD	160	163,000
7.88%, 04/15/27 (Call 04/15/22)(a)	USD	220	228,041
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	50	49,962
6.25%, 09/15/27 (Call 09/15/22)(a)	USD	82	86,610
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 08/30/21)	CAD	40	32,957
Security		Par (000)	Value

Canada (continued)
Crew Energy Inc., 6.50%, 03/14/24 (Call 08/30/21)(a)	CAD	40	$30,405
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	USD	75	75,234
6.00%, 06/01/29 (Call 06/01/24)(a)	USD	50	48,807
9.50%, 11/01/27 (Call 11/01/22)(a)	USD	75	81,968
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	USD	100	100,206
3.75%, 08/01/25 (Call 08/01/22)(a)	USD	110	113,225
4.00%, 08/01/28 (Call 08/01/23)(a)(c)	USD	20	19,752
4.25%, 06/01/25 (Call 06/01/22)(a)(c)	USD	15	15,563
4.75%, 06/15/29 (Call 06/08/24)(a)	USD	85	87,860
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	80	84,062
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	USD	10	10,144
7.00%, 12/31/27 (Call 12/31/23)(a)	USD	70	68,600
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	USD	70	72,486
5.25%, 12/15/27 (Call 12/15/22)(a)	USD	65	67,711
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	USD	75	77,325
6.50%, 01/15/25 (Call 08/30/21)(a)	USD	58	59,898
7.13%, 02/01/27 (Call 02/01/23)(a)(c)	USD	150	157,875
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	USD	50	54,196
5.25%, 12/15/29 (Call 09/15/29)(c)	USD	100	110,331
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	USD	57	57,731
4.88%, 06/01/24 (Call 03/03/24)(a)(c)	USD	130	137,312
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	65	69,485
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	140	150,810
NuVista Energy Ltd., 7.88%, 07/23/26 (Call 07/23/23)(a)	CAD	25	19,988
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	USD	115	118,594
5.88%, 06/01/26 (Call 08/30/21)(a)	USD	100	103,260
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	USD	90	93,031
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	USD	85	87,444
5.88%, 07/15/27 (Call 07/15/22)(a)(c)	USD	65	69,273
Parkland Corp./Canada, 3.88%, 06/16/26 (Call 06/16/23)(a)	CAD	125	101,194
Quebecor Media Inc., 5.75%, 01/15/23(c)	USD	130	139,372
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	USD	10	10,322
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (Call 12/06/23)(a)	USD	60	55,725
6.50%, 10/15/27 (Call 10/15/22)(a)(c)	USD	75	63,563
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 08/31/21)(a)	USD	80	82,576
Videotron Ltd.
3.63%, 06/15/28 (Call 06/15/24)(a)	CAD	150	120,682
3.63%, 06/15/29 (Call 06/15/24)(a)	USD	30	30,775
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	92,027
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	75	78,094
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	75	82,631
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	44,101
5.75%, 01/15/26 (Call 08/16/21)(b)	CAD	50	41,029
			5,279,851

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands — 0.1%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(b)	EUR	150	$182,576

Denmark — 0.1%
DKT Finance ApS, 7.00%, 06/17/23 (Call 08/30/21)(b)	EUR	100	120,538
TDC AS, 6.88%, 02/23/23(b)	GBP	100	150,016
			270,554
Finland — 0.5%
Nokia OYJ
2.00%, 03/11/26 (Call 12/11/25)(b)	EUR	200	251,256
2.38%, 05/15/25 (Call 02/15/25)(b)	EUR	100	126,679
4.38%, 06/12/27	USD	65	71,717
Teollisuuden Voima Oyj, 1.38%, 06/23/28 (Call 03/23/28)(b)	EUR	100	119,731
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(b)	EUR	200	240,375
2.00%, 05/08/24 (Call 02/08/24)(b)	EUR	100	123,223
			932,981
France — 4.1%
Accor SA
3.00%, 02/04/26 (Call 11/04/25)(b)	EUR	100	125,960
3.63%, 09/17/23(b)	EUR	100	126,594
Altice France SA/France
2.13%, 02/15/25 (Call 02/15/22)(b)	EUR	100	115,727
4.00%, 07/15/29 (Call 04/15/24)(b)	EUR	100	119,073
4.13%, 01/15/29 (Call 09/15/23)(b)	EUR	100	120,016
5.13%, 07/15/29 (Call 04/15/24)(a)	USD	300	302,409
5.50%, 01/15/28 (Call 09/15/22)(a)	USD	200	204,862
5.88%, 02/01/27 (Call 02/01/22)(b)	EUR	200	250,613
7.38%, 05/01/26 (Call 08/10/21)(a)	USD	200	208,000
8.13%, 02/01/27 (Call 02/01/22)(a)	USD	200	216,384
Banijay Group SAS, 6.50%, 03/01/26 (Call 09/01/22)(b)	EUR	100	122,701
Burger King France SAS, 6.00%, 05/01/24 (Call 08/09/21)(b)	EUR	100	120,663
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(b)	EUR	100	119,483
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(b)	EUR	100	113,074
4.50%, 03/07/24 (Call 12/07/23)(b)	EUR	100	118,626
4.56%, 01/25/23(b)	EUR	100	121,684
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(b)	EUR	100	118,722
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(b)	EUR	100	120,864
CMA CGM SA
5.25%, 01/15/25 (Call 08/09/21)(b)	EUR	100	120,831
7.50%, 01/15/26 (Call 01/15/23)(b)	EUR	100	131,246
Electricite de France SA, 5.63%, (Call 01/22/24)(a)(c)(e)(f)	USD	150	161,602
Elior Group SA, 3.75%, 07/15/26 (Call 07/15/23)(b)	EUR	100	123,292
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(b)	EUR	100	118,445
1.63%, 04/03/28 (Call 01/03/28)(b)	EUR	100	118,446
1.88%, 02/15/23 (Call 11/15/22)(b)	EUR	100	120,767
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(b)	EUR	100	121,310
2.63%, 06/15/25 (Call 08/30/21)(b)	EUR	100	120,251
3.13%, 06/15/26 (Call 06/15/22)(b)	EUR	100	122,520
3.75%, 06/15/28 (Call 06/15/23)(b)	EUR	100	124,851
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/30/22)(b)	EUR	100	121,513
Foncia Management SASU, 3.38%, 03/31/28 (Call 03/31/24)(b)	EUR	100	117,407
Getlink SE, 3.50%, 10/30/25 (Call 10/30/22)(b)	EUR	100	122,477
Security		Par (000)	Value

France (continued)
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 08/09/21)(b)	EUR	100	$116,145
Loxam SAS
2.88%, 04/15/26 (Call 04/15/22)(b)	EUR	125	147,793
3.25%, 01/14/25 (Call 08/09/21)(b)	EUR	125	149,032
3.75%, 07/15/26 (Call 07/15/22)(b)	EUR	100	121,126
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(b)	EUR	100	123,464
3.38%, 04/23/26 (Call 01/23/26)(b)	EUR	100	128,383
4.88%, 09/23/24	EUR	100	134,189
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(b)	EUR	100	119,409
4.00%, 03/31/25 (Call 08/30/21)(b)	EUR	100	120,562
Picard Bondco SA, 5.38%, 07/01/27 (Call 07/01/24)(b)	EUR	100	119,263
Picard Groupe SA, 3.88%, 07/01/26 (Call 07/01/23)(b)	EUR	100	120,485
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(b)	EUR	100	122,403
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(b)(e)	EUR	100	120,454
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(b)	EUR	100	119,635
1.00%, 11/28/25 (Call 08/28/25)(b)	EUR	100	118,097
1.13%, 10/04/27 (Call 07/04/27)(b)	EUR	100	111,071
1.25%, 06/24/25 (Call 03/24/25)(b)	EUR	200	235,178
2.00%, 09/28/26 (Call 06/28/26)(b)	EUR	100	118,387
2.38%, 05/25/26 (Call 02/25/26)(b)	EUR	100	120,372
Rexel SA, 2.75%, 06/15/26 (Call 03/15/22)(b)	EUR	125	151,948
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(b)	EUR	100	121,708
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(b)	EUR	100	123,592
Tereos Finance Groupe I SA, 4.13%, 06/16/23 (Call 03/16/23)(b)	EUR	100	120,048
Valeo
0.63%, 01/11/23 (Call 10/11/22)(b)	EUR	100	119,432
1.50%, 06/18/25 (Call 03/18/25)(b)	EUR	100	123,164
3.25%, 01/22/24(b)	EUR	100	127,880
Valeo SA, 1.63%, 03/18/26 (Call 12/18/25)(b)	EUR	100	123,904
Verallia SA, 1.63%, 05/14/28 (Call 02/14/28)(b)	EUR	100	120,686
			8,088,223
Germany — 4.7%
ADLER Group SA
1.88%, 01/14/26 (Call 10/14/25)(b)	EUR	100	114,044
2.25%, 04/27/27 (Call 01/27/27)(b)	EUR	100	113,934
2.75%, 11/13/26 (Call 08/13/26)(b)	EUR	100	117,711
3.25%, 08/05/25 (Call 05/05/25)(b)	EUR	100	120,169
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 08/09/21)(b)	EUR	100	115,244
ADLER Real Estate AG, 3.00%, 04/27/26 (Call 02/27/26)(b)	EUR	100	122,032
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(b)(e)	EUR	100	120,262
3.13%, 11/12/79 (Call 08/12/27)(b)(e)	EUR	100	124,144
3.75%, 07/01/74 (Call 07/01/24)(b)(e)	EUR	100	125,290
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(b)(e)	EUR	100	129,971
CeramTec BondCo GmbH, 5.25%, 12/15/25 (Call 08/30/21)(b)	EUR	100	120,641
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(b)	EUR	100	123,202
Commerzbank AG
4.00%, 03/30/27(b)	EUR	130	178,568
4.00%, 12/05/30 (Call 09/05/25)(b)(e)	EUR	200	262,878
8.13%, 09/19/23(a)	USD	200	226,910

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
CT Investment GmbH, 5.50%, 04/15/26 (Call 04/15/23)(b)	EUR	100	$121,428
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (Call 07/15/24)(b)	EUR	100	114,974
Deutsche Bank AG
2.75%, 02/17/25(b)	EUR	125	156,738
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(c)(e)	USD	200	207,392
4.50%, 05/19/26(b)	EUR	100	136,667
5.63%, 05/19/31 (Call 02/19/26)(b)(e)	EUR	100	139,966
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31)(e)	USD	200	205,864
4.88%, 12/01/32 (Call 12/01/27)(e)	USD	200	218,024
Deutsche Lufthansa AG
2.00%, 07/14/24 (Call 06/14/24)(b)	EUR	100	118,240
2.88%, 02/11/25 (Call 01/11/25)(b)	EUR	100	120,670
3.00%, 05/29/26 (Call 02/28/26)(b)	EUR	100	119,874
3.75%, 02/11/28 (Call 11/11/27)(b)	EUR	100	122,799
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(b)	EUR	100	117,820
Evonik Industries AG, 2.13%, 07/07/77 (Call 08/07/22)(b)(e)	EUR	100	120,551
Gruenenthal GmbH, 4.13%, 05/15/28 (Call 05/15/24)(b)	EUR	100	121,732
Hapag-Lloyd AG, 2.50%, 04/15/28 (Call 04/15/24)(b)	EUR	100	122,077
HT Troplast GmbH, 9.25%, 07/15/25 (Call 07/15/22)(b)	EUR	100	130,703
K+S AG, 2.63%, 04/06/23 (Call 01/06/23)(b)	EUR	100	121,480
KION Group AG, 1.63%, 09/24/25 (Call 06/24/25)(b)	EUR	100	123,961
KME SE, 6.75%, 02/01/23 (Call 08/30/21)(b)	EUR	100	112,100
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(b)(e)	EUR	100	126,546
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(b)	EUR	100	118,045
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 08/30/21)(b)	EUR	100	118,607
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 08/09/21)(b)	EUR	200	237,007
PCF GmbH, 4.75%, 04/15/26 (Call 04/15/23)(b)	EUR	100	121,909
Peach Property Finance GmbH, 3.50%, 02/15/23 (Call 11/15/22)(b)	EUR	100	121,225
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25 (Call 05/05/25)(b)	EUR	100	121,637
ProGroup AG, 3.00%, 03/31/26 (Call 08/30/21)(b)	EUR	100	119,778
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(b)(e)	EUR	50	63,639
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(b)	EUR	100	122,640
2.88%, 03/26/27 (Call 12/26/26)(b)	EUR	100	127,540
3.38%, 10/12/28 (Call 07/12/28)(b)	EUR	100	130,929
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23 (Call 08/09/21)(b)	EUR	100	119,207
Summit Properties Ltd., 2.00%, 01/31/25 (Call 08/09/21)(b)	EUR	100	117,829
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 08/09/21)(b)	EUR	100	121,953
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(b)	EUR	100	117,852
Tele Columbus AG, 3.88%, 05/02/25 (Call 08/30/21)(b)	EUR	100	119,180
thyssenkrupp AG
1.88%, 03/06/23 (Call 02/06/23)(b)	EUR	175	208,668
2.88%, 02/22/24 (Call 11/22/23)(b)	EUR	150	181,076
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(b)	EUR	100	123,988
TK Elevator US Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	USD	200	211,415
TUI Cruises GmbH, 6.50%, 05/15/26 (Call 05/15/23)(b)	EUR	100	121,322
Security		Par (000)	Value

Germany (continued)
Vertical Holdco GmbH
6.63%, 07/15/28 (Call 07/15/23)(b)	EUR	100	$126,158
7.63%, 07/15/28 (Call 07/15/23)(a)	USD	50	54,182
WEPA Hygieneprodukte GmbH, 2.88%, 12/15/27 (Call 12/15/22)(b)	EUR	100	116,771
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(b)	EUR	300	362,238
3.00%, 10/23/29 (Call 07/23/29)(b)	EUR	100	124,967
ZF Finance GmbH
2.75%, 05/25/27 (Call 02/25/27)(b)	EUR	100	123,998
3.75%, 09/21/28 (Call 06/21/28)(b)	EUR	100	130,992
ZF North America Capital Inc.
2.75%, 04/27/23(b)	EUR	100	123,544
4.75%, 04/29/25(a)	USD	150	162,736
			9,165,638
Greece — 0.6%
Alpha Services and Holdings SA, 4.25%, 02/13/30 (Call 02/13/25)(b)(e)	EUR	100	115,394
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 12/15/21)(b)	EUR	100	113,249
Eurobank SA, 2.00%, 05/05/27 (Call 05/05/26)(b)(e)	EUR	100	118,309
Intralot Capital Luxembourg SA, 5.25%, 09/15/24 (Call 08/09/21)(b)	EUR	100	70,740
Mytilineos SA, 2.25%, 10/30/26(b)	EUR	100	120,625
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(b)(e)	EUR	150	183,953
Piraeus Financial Holdings SA, 9.75%, 06/26/29 (Call 06/26/24)(b)(e)	EUR	100	126,681
Public Power Corp. SA
3.38%, 07/31/28 (Call 07/31/24)(b)	EUR	100	120,975
3.88%, 03/30/26 (Call 03/30/23)(b)	EUR	100	123,511
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(b)	EUR	100	123,133
			1,216,570
Ireland — 0.5%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(e)	USD	150	157,500
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(b)(e)	EUR	200	243,862
Bank of Ireland Group PLC, 1.38%, 08/11/31 (Call 05/11/26)(b)(e)	EUR	200	237,759
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/15/22)(b)	EUR	125	151,735
Permanent TSB Group Holdings PLC, 3.00%, 08/19/31 (Call 05/19/26)(b)(e)	EUR	100	120,701
			911,557
Israel — 1.3%
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	USD	75	76,328
4.88%, 03/30/26 (Call 12/30/25)(a)	USD	70	71,680
5.38%, 03/30/28 (Call 09/30/27)(a)	USD	70	71,680
5.88%, 03/30/31 (Call 09/30/30)(a)	USD	75	76,875
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	USD	75	78,145
6.13%, 06/30/25 (Call 03/30/25)(a)	USD	45	48,746
6.50%, 06/30/27 (Call 12/30/26)(a)	USD	55	60,587
6.75%, 06/30/30 (Call 12/30/29)(a)	USD	65	72,945
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(b)	EUR	200	224,702
1.25%, 03/31/23 (Call 12/31/22)(b)	EUR	100	116,562
1.63%, 10/15/28(b)	EUR	100	107,166
1.88%, 03/31/27 (Call 12/31/26)(b)	EUR	100	110,545
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	119,762

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Israel (continued)
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	$123,735
6.00%, 01/31/25 (Call 10/31/24)	EUR	100	129,262
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(c)	USD	200	197,700
3.15%, 10/01/26(c)	USD	300	288,255
6.00%, 04/15/24 (Call 01/15/24)	USD	200	210,500
6.75%, 03/01/28 (Call 12/01/27)(c)	USD	200	222,462
7.13%, 01/31/25 (Call 10/31/24)	USD	200	219,564
			2,627,201
Italy — 5.3%
Atlantia SpA
1.63%, 02/03/25(b)	EUR	100	121,568
1.88%, 07/13/27 (Call 04/13/27)(b)	EUR	100	123,082
1.88%, 02/12/28 (Call 11/12/27)(b)	EUR	100	122,383
Autostrade per l’Italia SpA
1.13%, 11/04/21(b)	EUR	100	118,660
1.75%, 06/26/26(b)	EUR	100	123,067
1.75%, 02/01/27(b)	EUR	100	122,684
1.88%, 09/26/29 (Call 06/26/29)(b)	EUR	100	123,073
2.00%, 12/04/28 (Call 09/04/28)(b)	EUR	100	124,267
2.00%, 01/15/30 (Call 10/15/29)(b)	EUR	200	247,352
Azzurra Aeroporti SpA, 2.63%, 05/30/27 (Call 02/28/27)(b)	EUR	100	124,553
Banca IFIS SpA, 4.50%, 10/17/27 (Call 10/17/22)(b)(e)	EUR	100	119,900
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(b)	EUR	150	179,043
2.63%, 04/28/25(b)	EUR	125	152,699
3.63%, 09/24/24(b)	EUR	100	125,083
5.38%, 01/18/28 (Call 01/18/23)(b)(e)	EUR	100	97,272
10.50%, 07/23/29(b)	EUR	100	132,793
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(b)	EUR	100	123,972
Banco BPM SpA
0.88%, 07/15/26	EUR	100	118,695
1.75%, 01/28/25(b)	EUR	200	246,851
2.50%, 06/21/24(b)	EUR	100	125,819
4.38%, 09/21/27 (Call 09/21/22)(b)(e)	EUR	100	122,911
Brunello Bidco SpA, 3.50%, 02/15/28 (Call 02/15/24)(b)	EUR	100	118,322
Centurion Bidco SpA, 5.88%, 09/30/26 (Call 09/30/22)(b)	EUR	100	123,628
doValue SpA, 3.38%, 07/31/26 (Call 07/31/23)(b)	EUR	100	119,141
Esselunga SpA
0.88%, 10/25/23 (Call 07/25/23)(b)	EUR	100	120,601
1.88%, 10/25/27 (Call 07/25/27)(b)	EUR	100	126,256
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 07/15/22)(b)	EUR	100	121,677
Guala Closures SpA, 3.25%, 06/15/28 (Call 06/15/24)(b)	EUR	100	119,103
Iccrea Banca SpA, 1.50%, 10/11/22(b)	EUR	150	180,534
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/23)(b)	EUR	100	119,213
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(b)	EUR	100	121,956
1.88%, 07/08/26 (Call 04/08/26)(b)	EUR	100	124,162
Intesa Sanpaolo SpA
2.86%, 04/23/25(b)	EUR	100	127,466
4.20%, 06/01/32 (Call 06/01/31)(a)	USD	100	103,008
4.45%, 09/15/27 (Call 09/15/22)(b)(e)	EUR	100	124,136
5.02%, 06/26/24(a)	USD	200	216,786
5.15%, 06/10/30(b)	GBP	100	159,418
6.63%, 09/13/23(b)	EUR	100	133,829
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(b)	EUR	100	121,698
Libra Groupco SpA, 5.00%, 05/15/27 (Call 05/15/23)(b)	EUR	100	119,935
Mediobanca Banca di Credito Finanziario SpA, 5.75%, 04/18/23	EUR	100	129,780
Security		Par (000)	Value

Italy (continued)
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(b)	EUR	100	$118,816
1.75%, 10/31/24 (Call 07/31/24)(b)	EUR	150	182,035
2.13%, 04/30/29 (Call 01/30/29)(b)	EUR	100	118,124
Piaggio & C SpA, 3.63%, 04/30/25 (Call 08/30/21)(b)	EUR	100	120,739
Rekeep SpA, 7.25%, 02/01/26 (Call 02/01/23)(b)	EUR	100	127,505
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(b)	EUR	100	123,765
Saipem Finance International BV, 3.38%, 07/15/26 (Call 04/15/26)(b)	EUR	100	120,485
Sisal Group SpA, 7.00%, 07/31/23 (Call 08/09/21)(b)	EUR	69	81,761
Societa Cattolica Di Assicurazione SPA, 4.25%, 12/14/47 (Call 12/14/27)(b)(e)	EUR	100	134,132
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(b)	EUR	200	233,353
2.38%, 10/12/27 (Call 07/12/27)(b)	EUR	100	123,623
2.50%, 07/19/23(b)	EUR	100	123,411
2.75%, 04/15/25 (Call 01/15/25)(b)	EUR	150	187,517
2.88%, 01/28/26 (Call 10/28/25)(b)	EUR	100	126,004
3.00%, 09/30/25(b)	EUR	100	126,913
3.25%, 01/16/23(b)	EUR	100	123,890
3.63%, 01/19/24(b)	EUR	100	127,207
3.63%, 05/25/26(b)	EUR	100	131,796
4.00%, 04/11/24 (Call 01/11/24)(b)	EUR	100	127,773
5.30%, 05/30/24(a)	USD	200	216,881
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(b)(e)	EUR	200	239,629
2.73%, 01/15/32 (Call 01/15/27)(b)(e)	EUR	200	243,677
4.88%, 02/20/29 (Call 02/20/24)(b)(e)	EUR	200	258,089
5.46%, 06/30/35 (Call 06/30/30)(a)(e)	USD	200	221,199
5.86%, 06/19/32 (Call 06/19/27)(a)(e)	USD	200	223,727
7.30%, 04/02/34 (Call 04/02/29)(a)(e)	USD	100	121,768
Unipol Gruppo SpA
3.00%, 03/18/25(b)	EUR	100	128,387
3.25%, 09/23/30 (Call 06/23/30)(b)	EUR	100	133,245
3.50%, 11/29/27 (Call 08/29/27)(b)	EUR	100	133,543
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(b)	EUR	100	129,414
Webuild SpA, 1.75%, 10/26/24(b)	EUR	200	236,197
			10,370,981
Japan — 0.5%
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(b)	EUR	100	118,132
2.88%, 01/06/27 (Call 10/06/26)(b)	EUR	100	116,175
3.13%, 09/19/25 (Call 06/21/25)(b)	EUR	150	180,206
3.38%, 07/06/29 (Call 04/06/29)(b)	EUR	100	115,856
3.88%, 07/06/32 (Call 04/06/32)(b)	EUR	100	115,751
4.00%, 04/20/23 (Call 01/20/23)(b)	EUR	100	122,199
4.00%, 09/19/29 (Call 06/21/29)(b)	EUR	125	151,004
5.00%, 04/15/28 (Call 01/16/28)(b)	EUR	100	129,145
			1,048,468
Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	USD	200	221,568

Luxembourg — 1.8%
Altice Financing SA
2.25%, 01/15/25 (Call 01/15/22)(b)	EUR	100	115,001
3.00%, 01/15/28 (Call 01/15/23)(b)	EUR	100	113,411
5.00%, 01/15/28 (Call 01/15/23)(a)	USD	200	196,500
7.50%, 05/15/26 (Call 08/16/21)(a)	USD	200	208,054
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(b)	EUR	100	116,073

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Luxembourg (continued)
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(b)	EUR	100	$114,485
6.00%, 02/15/28 (Call 02/15/23)(a)(c)	USD	200	197,250
8.00%, 05/15/27 (Call 05/15/22)(b)	EUR	100	127,326
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	200	220,010
ArcelorMittal SA
0.95%, 01/17/23 (Call 10/17/22)(b)	EUR	100	120,015
1.00%, 05/19/23 (Call 02/19/23)(b)	EUR	100	120,515
2.25%, 01/17/24 (Call 10/17/23)(b)	EUR	100	124,423
4.25%, 07/16/29	USD	50	56,291
4.55%, 03/11/26	USD	100	112,700
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	USD	200	200,250
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 (Call 11/01/22)(b)	EUR	100	123,017
7.75%, 11/01/25 (Call 11/01/22)(b)	GBP	100	144,118
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(b)	EUR	100	120,717
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/09/21)(b)	EUR	100	118,625
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26 (Call 03/01/23)(b)	EUR	100	112,499
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(b)	EUR	100	122,524
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(b)	EUR	100	121,950
Sani/Ikos Financial Holdings 1 Sarl, 5.63%, 12/15/26 (Call 07/15/23)(b)	EUR	100	118,589
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(b)	EUR	100	125,518
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(b)	EUR	90	115,746
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(b)	EUR	100	123,990
Swissport Investments SA, 6.75%, 12/15/21 (Call 08/09/21)(b)(g)	EUR	100	1,335
Vivion Investments Sarl, 3.00%, 08/08/24(b)	EUR	100	117,999
			3,608,931
Macau — 0.6%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/30/21)(a)	USD	200	203,250
5.38%, 12/04/29 (Call 12/04/24)(a)	USD	200	206,500
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	USD	100	98,688
6.50%, 01/15/28 (Call 07/15/23)(a)	USD	200	209,183
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/10/21)(a)	USD	100	100,736
5.50%, 01/15/26 (Call 06/15/22)(a)	USD	200	206,500
5.63%, 08/26/28 (Call 08/26/23)(a)(c)	USD	200	203,900
			1,228,757
Netherlands — 1.8%
Intertrust Group BV, 3.38%, 11/15/25 (Call 11/15/21)(b)	EUR	100	121,146
IPD 3 BV, 5.50%, 12/01/25 (Call 12/01/22)(b)	EUR	100	123,157
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)	USD	200	215,483
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 08/30/21)(b)	EUR	125	149,492
Louis Dreyfus Co. BV, 2.38%, 11/27/25 (Call 08/27/25)(b)	EUR	100	125,996
Nobian Finance BV, 3.63%, 07/15/26 (Call 07/15/23)(b)	EUR	100	118,339
OCI NV, 3.13%, 11/01/24 (Call 11/01/21)(b)	EUR	100	120,662

Security		Par (000)	Value

Netherlands (continued)
PPF Telecom Group BV
3.25%, 09/29/27 (Call 06/29/27)(b)	EUR	175	$224,052
3.50%, 05/20/24 (Call 02/20/24)(b)	EUR	100	126,491
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(b)	EUR	150	167,533
Sensata Technologies BV
4.88%, 10/15/23(a)	USD	75	80,252
5.00%, 10/01/25(a)	USD	100	111,493
5.63%, 11/01/24(a)	USD	50	55,682
Sigma Holdco BV, 5.75%, 05/15/26 (Call 08/09/21)(b)	EUR	100	114,547
Titan Holdings II BV, 5.13%, 07/15/29 (Call 07/15/24)(b)	EUR	100	120,617
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/15/22)(b)	EUR	100	119,831
8.50%, 08/15/27 (Call 08/15/22)(a)(c)	USD	200	215,100
United Group BV
3.63%, 02/15/28 (Call 02/15/23)(b)	EUR	100	115,328
4.63%, 08/15/28 (Call 08/15/24)(b)	EUR	100	120,158
4.88%, 07/01/24 (Call 08/30/21)(b)	EUR	100	119,785
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)(c)	USD	200	204,000
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(b)	EUR	100	117,781
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(b)	EUR	100	119,521
4.25%, 01/15/27 (Call 01/15/22)(b)	EUR	80	97,914
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	200	206,008
5.50%, 01/15/27 (Call 01/15/22)(a)	USD	198	205,079
			3,615,447
Norway — 0.1%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(b)	EUR	100	121,180

Portugal — 0.5%
Banco Comercial Portugues SA, 3.87%, 03/27/30 (Call 03/27/25)(b)(e)	EUR	100	119,904
Caixa Geral de Depositos SA, 1.25%, 11/25/24(b)	EUR	100	122,784
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(b)(e)	EUR	100	120,349
1.88%, 08/02/81 (Call 05/02/26)(b)(e)	EUR	100	120,546
4.50%, 04/30/79 (Call 01/30/24)(b)(e)	EUR	100	129,451
Novo Banco SA, 1.00%, 07/23/24	EUR	100	118,328
Saipem Finance International BV, 3.13%, 03/31/28 (Call 12/31/27)(b)	EUR	100	118,919
Transportes Aereos Portugueses SA, 5.63%, 12/02/24 (Call 06/02/24)(b)	EUR	100	97,109
			947,390
Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24 (Call 08/10/21)(a)	USD	200	200,611

Spain — 1.4%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(b)(e)	EUR	100	126,912
Banco de Sabadell SA
1.13%, 03/27/25(b)	EUR	100	121,357
1.75%, 05/10/24(b)	EUR	100	123,231
2.50%, 04/15/31 (Call 01/15/26)(b)(e)	EUR	100	119,056
5.38%, 12/12/28 (Call 12/12/23)(b)(e)	EUR	100	129,518
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(b)	EUR	100	118,625
1.25%, 01/15/29 (Call 10/15/28)(b)	EUR	100	117,494
2.00%, 02/15/33 (Call 11/15/32)(b)	EUR	200	239,098

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(b)	EUR	100	$119,763
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	122,418
2.88%, 04/18/25 (Call 01/18/25)(b)	EUR	100	128,570
Cirsa Finance International Sarl, 6.25%, 12/20/23 (Call 08/09/21)(b)	EUR	100	119,936
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 01/01/23)(b)	EUR	100	121,017
eDreams ODIGEO SA, 5.50%, 09/01/23 (Call 08/09/21)(b)	EUR	100	117,424
El Corte Ingles SA, 3.00%, 03/15/24 (Call 08/09/21)(b)	EUR	100	119,968
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(b)	EUR	100	119,641
2.25%, 11/15/27 (Call 11/15/22)(b)	EUR	100	120,722
3.20%, 05/01/25 (Call 08/30/21)(b)	EUR	100	119,541
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(b)(e)	EUR	100	118,253
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(b)	EUR	100	121,679
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(b)(e)	EUR	100	129,923
			2,674,146
Sweden — 0.7%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(b)(e)	EUR	100	125,552
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(b)(e)	EUR	100	120,905
Intrum AB
3.13%, 07/15/24 (Call 08/30/21)(b)	EUR	100	119,116
3.50%, 07/15/26 (Call 07/15/22)(b)	EUR	200	240,823
4.88%, 08/15/25 (Call 08/15/22)(b)	EUR	100	124,276
Verisure Holding AB
3.25%, 02/15/27 (Call 02/15/23)(b)	EUR	100	118,971
3.88%, 07/15/26 (Call 07/15/22)(b)	EUR	100	121,713
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(b)	EUR	200	244,335
Volvo Car AB, 2.13%, 04/02/24 (Call 01/02/24)(b)	EUR	100	123,737
			1,339,428
Switzerland — 0.2%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/23)(b)	EUR	100	111,358
2.50%, 10/15/24 (Call 08/30/21)(b)	EUR	100	117,247
3.38%, 04/15/28 (Call 04/15/24)(b)	EUR	100	117,232
			345,837
United Kingdom — 5.4%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 08/31/21)(b)	GBP	100	142,382
B&M European Value Retail SA, 3.63%, 07/15/25 (Call 07/15/22)(b)	GBP	100	142,958
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 02/24/23)(b)	GBP	275	381,278
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(b)	GBP	100	138,479
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(b)(e)	EUR	100	116,512
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(b)	EUR	100	119,434
Clarivate Science Holdings Corp.
3.88%, 06/30/28 (Call 06/30/24)(a)	USD	110	110,644
4.88%, 06/30/29 (Call 06/30/24)(a)	USD	110	111,238
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	USD	200	210,120
Security		Par (000)	Value

United Kingdom (continued)
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 07/15/23)(b)	GBP	100	$138,891
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(b)	GBP	100	138,455
eG Global Finance PLC
4.38%, 02/07/25 (Call 08/31/21)(b)	EUR	100	116,500
6.25%, 10/30/25 (Call 10/30/21)(b)	EUR	100	121,450
6.75%, 02/07/25 (Call 08/10/21)(a)	USD	200	205,210
Energia Group NI FinanceCo PLC/Energia Group ROI Holdings DAC, 4.00%, 09/15/25 (Call 08/09/21)(b)	EUR	100	119,544
Gatwick Airport Finance PLC, 4.38%, 04/07/26 (Call 04/07/23)(b)	GBP	100	139,716
GKN Holdings Ltd., 4.63%, 05/12/32(b)	GBP	100	153,635
Heathrow Finance PLC, 4.38%, 03/01/27(b)(h)	GBP	100	141,172
Iceland Bondco PLC
4.38%, 05/15/28 (Call 02/15/24)(b)	GBP	100	128,738
4.63%, 03/15/25 (Call 08/09/21)(b)	GBP	100	135,831
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(b)	EUR	100	119,624
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(b)	EUR	100	117,062
International Consolidated Airlines Group SA
1.50%, 07/04/27 (Call 04/04/27)(b)	EUR	100	107,225
2.75%, 03/25/25 (Call 12/25/24)(b)	EUR	100	118,383
3.75%, 03/25/29 (Call 12/25/28)(b)	EUR	100	118,210
International Personal Finance PLC, 9.75%, 11/12/25 (Call 11/12/22)	EUR	100	128,126
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23(b)	GBP	100	140,576
4.50%, 01/15/26 (Call 10/15/25)(b)	EUR	100	122,736
4.50%, 07/15/28 (Call 07/15/24)(b)	EUR	100	119,618
5.63%, 02/01/23 (Call 08/30/21)(a)(c)	USD	150	149,850
5.88%, 11/15/24 (Call 08/15/24)(b)	EUR	100	128,126
5.88%, 01/15/28 (Call 01/15/24)(a)	USD	200	207,500
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 01/15/22)(b)	GBP	100	143,493
Marks & Spencer PLC
3.75%, 05/19/26 (Call 02/19/26)(b)	GBP	100	144,465
6.00%, 06/12/25(b)	GBP	100	155,882
Metro Bank PLC, 5.50%, 06/26/28 (Call 06/26/23)(b)(e)	GBP	100	90,871
Modulaire Global Finance PLC, 6.50%, 02/15/23 (Call 08/09/21)(b)	EUR	100	121,046
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/15/22)(b)	EUR	100	125,142
NGG Finance PLC
1.63%, 12/05/79 (Call 09/05/24)(b)(e)	EUR	100	120,262
2.13%, 09/05/82 (Call 06/05/27)(b)(e)	EUR	100	121,164
5.63%, 06/18/73 (Call 06/18/25)(b)(e)	GBP	100	155,362
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/21)(b)	GBP	100	141,105
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 01/15/22)(b)	EUR	100	121,330
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(b)	EUR	100	121,356
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(b)	EUR	100	116,586
3.38%, 06/18/26	GBP	100	138,433
4.63%, 02/16/26 (Call 11/16/25)(b)	EUR	100	128,714
5.75%, 10/15/27 (Call 07/15/27)(a)	USD	200	218,512
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(b)	GBP	100	146,048
Synthomer PLC, 3.88%, 07/01/25 (Call 07/01/22)(b)	EUR	100	123,464
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	USD	110	117,568
Thames Water Utilities Finance PLC, 5.75%, 09/13/30 (Call 09/13/22)(e)	GBP	125	181,818

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
TI Automotive Finance PLC, 3.75%, 04/15/29 (Call 04/15/24)(b)	EUR	100	$121,345
Very Group Funding Plc/The, 7.75%, 11/15/22 (Call 08/31/21)(b)	GBP	100	141,498
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/23)(b)	EUR	100	120,918
Virgin Media Finance PLC
3.75%, 07/15/30 (Call 07/15/25)(b)	EUR	100	118,742
5.00%, 07/15/30 (Call 07/15/25)(a)	USD	200	203,450
Virgin Media Secured Finance PLC
4.25%, 01/15/30 (Call 10/15/24)(b)	GBP	150	208,373
5.00%, 04/15/27 (Call 04/15/22)(b)	GBP	100	144,303
5.50%, 05/15/29 (Call 05/15/24)(a)	USD	200	213,551
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(b)	GBP	100	141,316
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(b)	EUR	150	179,440
4.00%, 01/31/29 (Call 01/31/24)(b)	GBP	100	137,643
4.25%, 01/31/31 (Call 01/31/26)(a)	USD	200	197,781
4.50%, 07/15/31 (Call 07/15/26)(b)	GBP	100	140,310
Vodafone Group PLC
3.10%, 01/03/79 (Call 10/03/23)(b)(e)	EUR	200	247,667
3.25%, 06/04/81 (Call 06/04/26)(e)	USD	50	50,804
4.13%, 06/04/81 (Call 03/04/31)(e)	USD	125	126,094
4.20%, 10/03/78 (Call 07/03/28)(b)(e)	EUR	100	134,627
4.88%, 10/03/78 (Call 07/03/25)(b)(e)	GBP	100	150,790
7.00%, 04/04/79 (Call 01/04/29)(e)	USD	225	279,338
Series NC10, 3.00%, 08/27/80 (Call 05/27/30)(b)(e)	EUR	100	123,438
Series NC6, 2.63%, 08/27/80 (Call 05/27/26)(b)(e)	EUR	100	123,705
			10,626,977
United States — 63.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	70	68,186
6.00%, 08/01/29 (Call 08/01/24)(a)	USD	35	35,000
7.00%, 11/15/25 (Call 08/30/21)(a)	USD	115	116,709
10.13%, 08/01/26 (Call 08/01/22)(a)	USD	30	33,605
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(b)	EUR	100	121,429
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	USD	60	65,592
ADT Security Corp. (The)
4.13%, 06/15/23	USD	90	94,932
4.13%, 08/01/29 (Call 08/01/28)(a)	USD	93	93,553
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	USD	55	56,231
3.50%, 02/15/23 (Call 12/15/22)(a)(c)	USD	60	61,410
3.50%, 03/15/29 (Call 09/15/23)(a)(c)	USD	150	151,500
4.63%, 01/15/27 (Call 01/15/23)(a)	USD	170	179,377
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	100	108,250
5.88%, 02/15/28 (Call 08/15/22)(a)	USD	125	133,365
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	75	81,750
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)	USD	200	218,375
7.00%, 09/30/26 (Call 09/30/21)(a)	USD	200	208,375
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	USD	70	69,574
6.75%, 10/15/27 (Call 10/15/22)(a)	USD	130	135,590
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)	USD	200	200,311
Security		Par (000)	Value

United States (continued)
6.63%, 07/15/26 (Call 07/15/22)(a)	USD	170	$180,192
9.75%, 07/15/27 (Call 07/15/22)(a)	USD	140	153,696
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	USD	100	100,270
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 3.63%, 06/01/28 (Call 06/01/24)(b)	EUR	100	117,780
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	USD	110	109,532
4.75%, 10/01/27 (Call 10/01/22)(a)(c)	USD	50	52,160
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	45	49,253
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	USD	130	148,820
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(a)	USD	50	53,302
10.50%, 04/24/26 (Call 06/15/22)(a)	USD	92	97,543
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(c)	USD	125	124,874
4.75%, 08/01/25 (Call 08/30/21)(c)	USD	100	102,498
5.00%, 04/01/24 (Call 08/30/21)	USD	71	71,966
American Airlines Group Inc., 3.75%, 03/01/25(a)(c)	USD	65	57,819
American Airlines Inc., 11.75%, 07/15/25(a)	USD	250	312,500
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD	405	423,478
5.75%, 04/20/29(a)	USD	360	389,195
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 08/30/21)(c)	USD	90	92,964
6.25%, 03/15/26 (Call 08/10/21)(c)	USD	50	51,778
6.50%, 04/01/27 (Call 04/01/22)(c)	USD	60	63,225
6.88%, 07/01/28 (Call 07/01/23)(c)	USD	50	54,175
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	USD	50	49,874
4.00%, 01/15/28 (Call 01/15/23)(a)	USD	75	76,958
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	90	99,223
5.63%, 05/20/24 (Call 03/20/24)	USD	85	92,944
5.75%, 05/20/27 (Call 02/20/27)	USD	50	56,234
5.88%, 08/20/26 (Call 05/20/26)	USD	75	84,074
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	USD	95	97,790
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	85	87,617
5.75%, 01/15/28 (Call 01/15/23)(a)	USD	80	83,697
7.88%, 05/15/26 (Call 05/15/23)(a)	USD	50	55,492
Antero Resources Corp.
5.00%, 03/01/25 (Call 08/30/21)(c)	USD	75	76,313
5.38%, 03/01/30 (Call 03/01/25)(a)(c)	USD	60	61,050
7.63%, 02/01/29 (Call 02/01/24)(a)	USD	60	65,775
8.38%, 07/15/26 (Call 01/15/24)(a)	USD	42	47,570
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	USD	75	78,402
4.38%, 10/15/28 (Call 07/15/28)(c)	USD	100	105,848
4.63%, 11/15/25 (Call 08/15/25)(c)	USD	15	16,125
4.88%, 11/15/27 (Call 05/15/27)	USD	95	102,244
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	USD	90	90,342
6.75%, 02/15/27 (Call 02/15/23)(a)	USD	80	84,633
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/30/21)(a)(c)	USD	75	76,930
5.00%, 02/01/28 (Call 02/01/23)(a)(c)	USD	145	150,771

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
6.38%, 05/01/25 (Call 05/01/22)(a)	USD	145	$152,960
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	USD	80	81,055
6.13%, 12/01/28 (Call 12/01/23)(a)	USD	50	51,676
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	USD	65	66,219
6.88%, 04/01/27 (Call 04/01/22)(a)	USD	65	68,250
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	USD	70	73,940
6.13%, 02/15/28 (Call 02/15/23)(a)	USD	90	96,229
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28 (Call 05/15/24)(b)	EUR	100	119,407
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(b)	EUR	225	266,969
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	400	408,950
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	USD	40	39,191
7.00%, 11/01/26 (Call 11/01/21)(a)	USD	75	77,311
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)	USD	75	74,085
Avantor Funding Inc.
2.63%, 11/01/25 (Call 11/01/22)(b)	EUR	100	121,684
4.63%, 07/15/28 (Call 07/15/23)(a)	USD	180	189,450
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	USD	100	106,812
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	USD	95	99,904
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	USD	50	50,739
5.38%, 03/01/29 (Call 03/01/24)(a)	USD	90	93,494
5.75%, 07/15/27 (Call 07/15/22)(a)(c)	USD	55	57,677
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(b)	EUR	100	120,549
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 08/09/21)(b)	EUR	125	150,580
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	USD	150	147,309
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/30/21)	USD	115	118,197
5.25%, 09/15/27 (Call 03/01/22)(c)	USD	70	72,888
Ball Corp.
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	120,693
2.88%, 08/15/30 (Call 05/15/30)	USD	125	123,709
4.00%, 11/15/23	USD	125	132,556
4.38%, 12/15/23	EUR	100	130,187
4.88%, 03/15/26 (Call 12/15/25)	USD	95	106,137
5.25%, 07/01/25	USD	125	141,212
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	USD	185	194,399
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	USD	220	238,150
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	190	205,379
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	USD	175	180,463
5.00%, 01/30/28 (Call 01/30/23)(a)	USD	155	147,969
5.25%, 01/30/30 (Call 01/30/25)(a)(c)	USD	155	145,615
5.50%, 11/01/25 (Call 08/30/21)(a)	USD	220	224,761
5.75%, 08/15/27 (Call 08/15/22)(a)	USD	65	68,413
6.13%, 04/15/25 (Call 08/30/21)(a)	USD	349	356,184
6.25%, 02/15/29 (Call 02/15/24)(a)	USD	160	159,200
7.00%, 01/15/28 (Call 01/15/23)(a)	USD	95	99,750
7.25%, 05/30/29 (Call 05/30/24)(a)	USD	95	98,402
Security		Par (000)	Value

United States (continued)
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	140	$149,515
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(b)	EUR	150	184,744
Belden Inc.Co., 3.38%, 07/15/31 (Call 07/15/26)(b)	EUR	100	119,222
Berry Global Inc.
4.88%, 07/15/26 (Call 07/15/22)(a)	USD	57	59,995
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	65	68,541
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	USD	100	100,214
Booz Allen Hamilton Inc., 4.00%, 07/01/29 (Call 07/01/24)(a)	USD	55	56,650
Boxer Parent Co. Inc.
6.50%, 10/02/25 (Call 06/01/22)(b)	EUR	100	124,957
7.13%, 10/02/25 (Call 06/01/22)(a)	USD	65	69,309
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(c)	USD	125	129,531
4.75%, 06/15/31 (Call 06/15/26)(a)	USD	90	93,114
8.63%, 06/01/25 (Call 06/01/22)(a)	USD	60	65,475
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/30/21)(a)(c)	USD	125	127,033
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	USD	115	120,894
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD	75	76,013
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	50	51,834
4.13%, 12/01/27 (Call 09/01/27)	USD	50	50,919
4.15%, 07/01/23 (Call 04/01/23)	USD	50	51,628
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	50	51,375
6.38%, 01/22/78 (Call 01/22/23)(e)	USD	50	46,854
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	USD	100	102,125
5.00%, 03/01/30 (Call 03/01/25)(a)(c)	USD	75	79,594
6.75%, 06/01/27 (Call 06/01/22)(a)	USD	45	48,115
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)	USD	380	400,824
8.13%, 07/01/27 (Call 07/01/23)(a)(c)	USD	160	175,768
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 08/10/21)(a)	USD	240	241,957
5.75%, 07/01/25 (Call 07/01/22)(a)	USD	110	115,555
Callon Petroleum Co.
6.13%, 10/01/24 (Call 08/30/21)	USD	50	46,729
8.00%, 08/01/28 (Call 08/01/24)(a)	USD	65	61,183
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	USD	125	120,312
4.50%, 02/15/28 (Call 02/15/23)(a)	USD	155	159,680
4.63%, 02/01/29 (Call 02/01/24)(a)	USD	65	64,513
5.00%, 02/01/31 (Call 02/01/26)(a)(c)	USD	65	65,663
5.13%, 03/15/28 (Call 03/15/23)(a)	USD	150	152,016
5.25%, 06/01/26 (Call 08/30/21)(a)	USD	125	128,539
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)	USD	70	77,399
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	94,756
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)	USD	75	77,703
5.63%, 10/01/25 (Call 10/01/22)(a)	USD	55	57,073
5.88%, 10/01/28 (Call 10/01/23)(a)(c)	USD	65	68,778
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 03/01/23)(b)	EUR	100	119,279
3.13%, 02/15/29 (Call 02/15/24)(a)	USD	65	63,700
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 08/16/21)(a)	USD	65	65,478
4.25%, 02/01/31 (Call 07/01/25)(a)	USD	350	361,119

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	310	$325,500
4.50%, 05/01/32 (Call 05/01/26)	USD	335	350,494
4.50%, 06/01/33 (Call 06/01/27)(a)	USD	205	213,405
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	335	355,293
5.00%, 02/01/28 (Call 08/01/22)(a)	USD	290	304,065
5.13%, 05/01/27 (Call 05/01/22)(a)	USD	355	371,270
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	165	180,056
5.50%, 05/01/26 (Call 08/30/21)(a)	USD	190	196,407
5.75%, 02/15/26 (Call 08/30/21)(a)	USD	132	136,452
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(c)	USD	50	52,579
5.00%, 10/15/24 (Call 07/15/24)	USD	65	71,560
5.25%, 05/15/29 (Call 05/15/24)(a)	USD	65	70,731
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 02/15/23)	USD	40	40,238
4.13%, 05/01/25 (Call 05/01/22)	USD	75	77,838
4.25%, 04/01/28 (Call 10/01/22)	USD	75	77,844
5.50%, 12/01/24 (Call 06/01/24)	USD	70	77,194
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	USD	70	71,071
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(c)	USD	60	61,014
5.50%, 05/01/25 (Call 05/01/22)(a)	USD	125	129,606
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	USD	200	202,500
2.50%, 03/01/31 (Call 12/01/30)	USD	240	240,300
2.63%, 08/01/31 (Call 05/01/31)	USD	60	60,225
3.00%, 10/15/30 (Call 07/15/30)	USD	250	260,479
3.38%, 02/15/30 (Call 02/15/25)	USD	250	261,562
4.25%, 12/15/27 (Call 12/15/22)	USD	290	305,587
4.63%, 12/15/29 (Call 12/15/24)	USD	390	427,175
5.38%, 06/01/26 (Call 08/16/21)(a)	USD	225	234,382
5.38%, 08/15/26 (Call 08/16/21)(a)	USD	95	98,952
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	USD	50	51,563
4.13%, 04/30/31 (Call 04/30/26)(a)	USD	45	45,974
CF Industries Inc., 3.45%, 06/01/23	USD	95	98,159
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/10/21)(a)	USD	125	126,631
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	USD	50	51,142
4.00%, 03/15/31 (Call 03/15/26)(a)	USD	65	68,494
4.25%, 05/01/28 (Call 05/01/23)(a)	USD	65	67,875
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(c)	USD	65	70,471
5.75%, 11/15/28 (Call 11/15/23)(a)	USD	85	90,074
7.00%, 05/15/25 (Call 08/30/21)	USD	95	98,087
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	USD	235	248,397
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	USD	175	185,115
4.50%, 10/01/29 (Call 10/01/24)	USD	165	177,994
5.63%, 10/01/26 (Call 10/01/21)	USD	140	144,565
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	USD	55	57,438
5.88%, 02/01/29 (Call 02/05/24)(a)	USD	57	60,701
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	USD	110	111,650
5.63%, 03/15/27 (Call 12/15/23)(a)	USD	80	84,700
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	70	74,463
6.13%, 04/01/30 (Call 04/01/25)(a)	USD	175	177,078
Security		Par (000)	Value

United States (continued)
6.63%, 02/15/25 (Call 02/15/22)(a)	USD	205	$215,217
6.88%, 04/01/28 (Call 04/01/23)(a)	USD	185	182,919
6.88%, 04/15/29 (Call 04/15/24)(a)(c)	USD	195	205,237
8.00%, 03/15/26 (Call 03/15/22)(a)	USD	285	305,554
8.00%, 12/15/27 (Call 12/15/22)(a)	USD	89	98,310
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	65	67,356
5.50%, 04/01/27 (Call 04/01/22)(a)	USD	80	83,132
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	USD	80	81,800
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	USD	90	84,600
5.88%, 03/15/26 (Call 03/15/23)(a)(c)	USD	60	58,950
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(c)(e)	USD	60	63,081
4.75%, 02/16/24 (Call 11/16/23)	USD	65	70,119
5.00%, 08/15/22	USD	95	99,036
5.00%, 08/01/23	USD	125	134,962
5.25%, 03/07/25 (Call 12/07/24)	USD	65	73,369
6.13%, 03/09/28(c)	USD	50	61,620
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/30/21)(a)	USD	175	174,548
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)	USD	70	71,400
7.00%, 06/15/25 (Call 06/15/22)(a)	USD	100	102,420
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	USD	27	28,657
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26 (Call 05/15/22)(b)	EUR	100	122,422
6.25%, 05/15/26 (Call 05/15/22)(a)(c)	USD	125	132,187
8.50%, 05/15/27 (Call 05/15/22)(a)	USD	245	264,054
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(a)	USD	125	129,444
7.75%, 04/15/28 (Call 04/15/24)(a)	USD	115	119,561
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(a)	USD	155	159,229
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	120	120,247
4.75%, 03/15/28 (Call 03/15/23)(a)	USD	85	89,877
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(c)	USD	55	58,319
4.88%, 03/01/31 (Call 03/01/26)(a)	USD	45	48,618
5.88%, 06/01/27 (Call 06/01/22)(c)	USD	50	53,050
6.75%, 03/15/26 (Call 03/15/22)(a)	USD	95	102,387
9.88%, 10/17/25 (Call 10/17/22)(a)	USD	85	99,131
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)(c)	USD	80	84,700
Colfax Corp., 3.25%, 05/15/25 (Call 08/30/21)(b)	EUR	100	119,487
CommScope Inc.
5.50%, 03/01/24 (Call 08/30/21)(a)(c)	USD	155	159,428
6.00%, 03/01/26 (Call 03/01/22)(a)	USD	90	94,117
7.13%, 07/01/28 (Call 07/01/23)(a)(c)	USD	90	96,974
8.25%, 03/01/27 (Call 03/01/22)(a)	USD	125	132,352
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(c)	USD	90	91,174
6.00%, 06/15/25 (Call 08/10/21)(a)	USD	131	133,129
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	USD	125	129,687
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	USD	100	100,605
6.75%, 03/01/29 (Call 03/01/24)(a)	USD	155	161,952
7.50%, 05/15/25 (Call 08/30/21)(a)	USD	28	28,971

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(c)	USD	60	$60,300
6.50%, 10/01/28 (Call 10/01/23)(a)(c)	USD	70	75,513
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(b)	EUR	100	117,693
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	USD	125	131,062
4.38%, 01/15/28 (Call 10/15/27)(c)	USD	125	139,200
4.50%, 04/15/23 (Call 01/15/23)	USD	66	68,669
5.75%, 01/15/31 (Call 07/15/30)(a)(c)	USD	155	186,815
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(a)	USD	95	96,528
Coty Inc.
3.88%, 04/15/26 (Call 04/15/23)(b)	EUR	100	118,967
4.75%, 04/15/26 (Call 08/30/21)(b)	EUR	100	115,131
5.00%, 04/15/26 (Call 04/15/23)(a)	USD	110	110,852
6.50%, 04/15/26 (Call 08/30/21)(a)	USD	50	50,250
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	USD	35	37,577
5.88%, 07/01/25 (Call 08/30/21)	USD	50	51,813
6.00%, 01/01/27 (Call 01/01/22)	USD	50	51,943
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	USD	250	259,123
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(c)	USD	50	51,093
5.75%, 04/01/25 (Call 08/30/21)	USD	65	66,544
6.00%, 02/01/29 (Call 02/01/24)(a)	USD	85	88,322
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	USD	150	156,767
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	50	53,634
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/30/21)	USD	100	103,500
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/15/23)(b)	EUR	100	119,098
2.25%, 02/01/23 (Call 11/01/22)(b)	EUR	100	121,287
2.88%, 02/01/26 (Call 08/01/25)(b)	EUR	100	126,522
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	USD	35	36,311
5.63%, 10/15/25 (Call 08/30/21)(a)	USD	150	153,666
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)(c)	USD	200	200,500
4.50%, 11/15/31 (Call 11/15/26)(a)	USD	200	201,750
4.63%, 12/01/30 (Call 12/01/25)(a)	USD	200	195,633
5.25%, 06/01/24	USD	150	161,884
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	211,294
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	200	208,750
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	300	331,875
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	200	218,125
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(c)	USD	75	72,630
5.75%, 02/15/28 (Call 02/15/23)(a)(c)	USD	50	48,256
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/30/21)(a)	USD	50	51,573
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD	40	41,575
5.38%, 11/15/27 (Call 11/15/22)	USD	15	15,857
5.63%, 06/15/28 (Call 06/15/23)(c)	USD	35	37,612
Darling Global Finance BV, 3.63%, 05/15/26 (Call 08/09/21)(b)	EUR	100	120,648
Security		Par (000)	Value

United States (continued)
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	180	$174,829
4.63%, 06/01/30 (Call 06/01/25)(a)(c)	USD	315	325,434
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	65	66,706
5.13%, 05/15/29 (Call 02/15/29)	USD	75	83,366
5.38%, 07/15/25 (Call 04/15/25)	USD	105	116,286
5.63%, 07/15/27 (Call 04/15/27)	USD	25	28,438
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	USD	65	60,710
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 08/16/21)(a)	USD	205	209,733
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	USD	100	101,125
3.75%, 10/28/29 (Call 07/28/29)(c)	USD	75	74,203
3.80%, 04/19/23 (Call 03/19/23)	USD	50	51,473
4.38%, 04/19/28 (Call 01/19/28)(c)	USD	50	52,220
7.38%, 01/15/26 (Call 12/15/25)	USD	150	176,625
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 08/30/21)(a)	USD	65	66,454
10.75%, 09/01/24 (Call 08/30/21)(a)	USD	75	77,292
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	USD	330	191,400
6.63%, 08/15/27 (Call 08/15/22)(a)(c)	USD	200	79,040
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/30/21)(c)	USD	50	51,080
9.38%, 07/15/25 (Call 07/15/22)(a)	USD	95	104,429
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.,
5.88%, 08/15/27 (Call 08/15/23)(a)	USD	40	41,361
DISH DBS Corp.
5.00%, 03/15/23	USD	190	198,633
5.13%, 06/01/29(a)	USD	165	163,564
5.88%, 11/15/24	USD	250	268,734
7.38%, 07/01/28 (Call 07/01/23)(c)	USD	80	86,604
7.75%, 07/01/26(c)	USD	225	257,062
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	USD	40	38,983
4.75%, 02/15/28 (Call 08/15/27)(c)	USD	65	65,731
9.75%, 06/15/25 (Call 06/15/22)	USD	135	149,006
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	USD	50	53,609
4.35%, 04/15/29 (Call 01/15/29)	USD	50	54,488
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	USD	125	128,200
4.38%, 06/15/31 (Call 06/15/26)(a)	USD	115	119,316
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	USD	80	80,500
5.50%, 06/01/28 (Call 06/01/23)(a)(c)	USD	80	84,659
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(c)	USD	100	107,043
5.90%, 08/28/28 (Call 05/28/28)	USD	75	89,510
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	USD	125	129,223
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	USD	80	86,780
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	USD	105	109,244
4.63%, 04/01/31 (Call 04/01/26)	USD	40	43,260
4.75%, 02/01/30 (Call 02/01/25)	USD	80	85,555
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(b)	GBP	100	145,908
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 08/30/21)(a)	USD	65	66,910

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	125	$130,889
6.63%, 07/15/25 (Call 07/15/22)(a)	USD	60	63,411
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)	USD	91	61,425
9.50%, 07/31/27 (Call 07/31/23)(a)(c)	USD	122	122,390
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	USD	165	163,969
Endure Digital Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	USD	35	33,880
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/30/24)(b)	EUR	100	118,727
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	USD	55	55,377
4.75%, 06/15/28 (Call 06/15/23)(a)	USD	75	76,875
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	90	92,976
4.40%, 04/01/24 (Call 01/01/24)	USD	50	52,462
4.85%, 07/15/26 (Call 04/15/26)	USD	65	67,946
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	USD	50	50,456
4.75%, 12/15/26 (Call 09/15/26)	USD	50	54,135
4.95%, 04/15/28 (Call 01/15/28)	USD	75	81,316
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	USD	100	102,280
4.13%, 12/01/26 (Call 09/01/26)	USD	50	50,750
4.50%, 01/15/29 (Call 07/15/28)(a)	USD	70	70,959
4.75%, 07/15/23 (Call 06/15/23)	USD	75	78,188
4.75%, 01/15/31 (Call 07/15/30)(a)	USD	100	101,797
5.50%, 07/15/28 (Call 04/15/28)	USD	100	108,325
6.00%, 07/01/25 (Call 04/01/25)(a)	USD	85	92,508
6.50%, 07/01/27 (Call 01/01/27)(a)	USD	125	140,312
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)	USD	50	51,435
3.63%, 05/15/31 (Call 05/15/30)(a)(c)	USD	55	58,208
3.90%, 10/01/27 (Call 07/01/27)	USD	175	189,656
6.63%, 02/01/25 (Call 01/01/25)	USD	150	173,310
7.50%, 02/01/30 (Call 11/01/29)	USD	100	131,375
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 08/30/21)(a)	USD	125	87,500
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	USD	90	88,763
5.88%, 04/01/29 (Call 04/01/24)(a)	USD	85	84,348
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(e)(f)	USD	75	77,725
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	USD	75	76,490
Series B, 2.25%, 09/01/30 (Call 06/01/30)(c)	USD	75	74,107
Series B, 4.65%, 07/15/27 (Call 04/15/27)	USD	175	194,962
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(a)	USD	75	79,218
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 08/30/21)(a)	USD	80	81,042
7.88%, 07/15/26 (Call 08/30/21)(a)(c)	USD	65	67,791
Fluor Corp.
1.75%, 03/21/23 (Call 12/21/22)	EUR	100	120,742
3.50%, 12/15/24 (Call 09/15/24)	USD	50	52,050
4.25%, 09/15/28 (Call 06/15/28)	USD	75	77,250
Ford Credit Canada Co.
3.50%, 11/30/23	CAD	100	81,771
3.74%, 05/08/23	CAD	100	82,364
4.46%, 11/13/24	CAD	50	42,271
Security		Par (000)	Value

United States (continued)
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	USD	200	$216,139
8.50%, 04/21/23	USD	345	383,174
9.00%, 04/22/25 (Call 03/22/25)	USD	630	775,498
9.63%, 04/22/30 (Call 01/22/30)	USD	125	180,303
Ford Motor Credit Co. LLC
1.51%, 02/17/23	EUR	200	240,931
1.74%, 07/19/24	EUR	100	121,199
2.33%, 11/25/25	EUR	100	124,155
2.39%, 02/17/26	EUR	100	124,562
2.75%, 06/14/24	GBP	100	141,548
3.25%, 09/15/25	EUR	100	128,706
3.35%, 11/01/22	USD	200	204,544
3.37%, 11/17/23	USD	200	207,093
3.38%, 11/13/25 (Call 10/13/25)	USD	200	208,611
3.63%, 06/17/31 (Call 03/17/31)	USD	200	207,250
3.81%, 01/09/24 (Call 11/09/23)	USD	200	208,992
3.82%, 11/02/27 (Call 08/02/27)	USD	100	105,169
4.06%, 11/01/24 (Call 10/01/24)	USD	200	212,165
4.25%, 09/20/22	USD	200	206,198
4.27%, 01/09/27 (Call 11/09/26)	USD	200	215,443
4.38%, 08/06/23	USD	400	420,200
4.39%, 01/08/26	USD	200	216,500
4.54%, 03/06/25	GBP	100	149,753
5.11%, 05/03/29 (Call 02/03/29)	USD	200	226,448
5.13%, 06/16/25 (Call 05/16/25)	USD	415	457,818
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	USD	60	62,522
6.50%, 10/01/25 (Call 10/01/21)(a)	USD	85	88,122
9.75%, 08/01/27 (Call 08/01/23)(a)	USD	40	45,696
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	USD	85	82,547
7.63%, 05/01/26 (Call 05/01/23)(a)	USD	45	46,181
8.13%, 11/15/24 (Call 08/30/21)(a)	USD	80	81,918
8.25%, 04/15/25 (Call 08/30/21)(a)	USD	70	72,702
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	USD	115	119,197
4.13%, 03/01/28 (Call 03/01/23)	USD	75	78,563
4.25%, 03/01/30 (Call 03/01/25)	USD	75	80,848
4.38%, 08/01/28 (Call 08/01/23)	USD	20	21,148
4.55%, 11/14/24 (Call 08/14/24)	USD	105	114,177
4.63%, 08/01/30 (Call 08/01/25)(c)	USD	115	126,419
5.00%, 09/01/27 (Call 09/01/22)	USD	80	84,363
5.25%, 09/01/29 (Call 09/01/24)	USD	60	66,300
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	USD	190	196,804
5.88%, 10/15/27 (Call 10/15/23)(a)	USD	110	117,667
5.88%, 11/01/29 (Call 11/01/24)	USD	75	76,894
6.75%, 05/01/29 (Call 05/01/24)(a)(c)	USD	135	144,298
FXI Holdings Inc.
7.88%, 11/01/24 (Call 08/30/21)(a)	USD	64	65,461
12.25%, 11/15/26 (Call 11/15/22)(a)	USD	99	112,645
Gap Inc. (The)
8.38%, 05/15/23(a)	USD	35	39,160
8.63%, 05/15/25 (Call 05/15/22)(a)	USD	90	98,370
8.88%, 05/15/27 (Call 05/15/23)(a)	USD	125	144,159
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	USD	65	66,584
3.75%, 10/01/30 (Call 10/01/25)(a)	USD	80	82,426
4.50%, 07/01/28 (Call 07/01/23)(a)	USD	100	105,500

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 08/30/21)	USD	50	$49,203
6.50%, 10/01/25 (Call 08/30/21)	USD	70	69,761
7.75%, 02/01/28 (Call 02/01/23)	USD	95	95,969
8.00%, 01/15/27 (Call 01/15/24)	USD	45	46,397
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	USD	100	100,125
Golden Nugget Inc.
6.75%, 10/15/24 (Call 08/30/21)(a)	USD	165	165,412
8.75%, 10/01/25 (Call 08/30/21)(a)(c)	USD	85	89,688
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	USD	90	95,940
5.00%, 05/31/26 (Call 08/30/21)	USD	115	118,381
5.00%, 07/15/29 (Call 04/15/29)(a)(c)	USD	95	99,850
5.25%, 04/30/31 (Call 01/30/31)	USD	50	53,015
5.25%, 07/15/31 (Call 04/15/31)(a)(c)	USD	70	73,850
5.63%, 04/30/33 (Call 01/30/33)	USD	50	53,087
9.50%, 05/31/25 (Call 05/31/22)	USD	105	116,239
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	USD	50	50,677
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)	USD	100	99,125
5.88%, 07/15/26 (Call 08/30/21)(a)	USD	90	92,862
7.00%, 05/15/27 (Call 05/15/22)(a)(c)	USD	90	96,345
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	USD	130	136,987
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)	USD	50	53,027
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	USD	150	148,687
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(b)	EUR	100	125,744
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	USD	115	121,695
4.88%, 05/15/26 (Call 02/15/26)(a)(c)	USD	115	123,964
5.38%, 05/15/25 (Call 05/15/22)(a)	USD	30	31,464
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)	USD	120	121,102
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	USD	125	130,937
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	USD	315	341,214
5.38%, 02/01/25	USD	300	339,832
5.38%, 09/01/26 (Call 03/01/26)	USD	125	144,812
5.63%, 09/01/28 (Call 03/01/28)	USD	165	198,412
5.88%, 05/01/23	USD	100	108,250
5.88%, 02/15/26 (Call 08/15/25)	USD	165	191,981
5.88%, 02/01/29 (Call 08/01/28)	USD	125	152,562
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	USD	80	86,787
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	USD	150	157,231
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	USD	70	73,241
5.63%, 02/15/26 (Call 08/30/21)(a)	USD	100	104,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 08/30/21)(a)	USD	65	65,813
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	45	45,955
6.00%, 02/01/31 (Call 02/01/26)(a)	USD	70	73,054
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	75	78,218
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	USD	155	154,209
3.75%, 05/01/29 (Call 05/01/24)(a)	USD	50	50,677
Security		Par (000)	Value

United States (continued)
4.00%, 05/01/31 (Call 05/01/26)(a)(c)	USD	125	$127,949
4.88%, 01/15/30 (Call 01/15/25)	USD	180	192,504
5.38%, 05/01/25 (Call 05/01/22)(a)	USD	10	10,463
5.75%, 05/01/28 (Call 05/01/23)(a)	USD	65	69,918
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	USD	55	54,135
5.00%, 06/01/29 (Call 06/01/24)(a)	USD	100	101,035
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	USD	100	103,625
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(a)	USD	75	75,559
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	USD	75	75,752
4.63%, 02/01/28 (Call 02/01/23)(a)(c)	USD	50	52,834
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	USD	65	64,528
4.38%, 02/01/31 (Call 02/01/26)(a)	USD	90	89,817
5.38%, 08/01/28 (Call 08/01/23)(a)	USD	90	95,346
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	155	170,839
6.88%, 05/01/25 (Call 04/01/25)	USD	130	150,957
HUB International Ltd., 7.00%, 05/01/26 (Call 08/10/21)(a)	USD	175	181,401
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	95	106,091
6.63%, 08/01/26(c)	USD	75	84,281
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD	85	86,488
4.75%, 09/15/24 (Call 06/15/24)	USD	125	130,278
5.25%, 05/15/27 (Call 11/15/26)	USD	167	175,783
6.25%, 05/15/26 (Call 05/15/22)	USD	130	136,825
6.38%, 12/15/25 (Call 08/30/21)	USD	95	97,858
6.75%, 02/01/24 (Call 08/30/21)	USD	65	66,381
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	65	67,187
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	95	99,151
6.38%, 05/01/26 (Call 05/01/22)	USD	125	131,988
8.38%, 05/01/27 (Call 05/01/22)	USD	130	138,287
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	USD	225	232,257
International Game Technology PLC
2.38%, 04/15/28 (Call 04/15/23)(b)	EUR	100	115,661
3.50%, 06/15/26 (Call 06/15/22)(b)	EUR	150	181,899
6.25%, 01/15/27 (Call 07/15/26)(a)(c)	USD	110	124,633
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	200	223,052
Intrado Corp., 8.50%, 10/15/25 (Call 08/30/21)(a)(c)	USD	100	96,894
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/23)(b)	EUR	100	120,313
2.25%, 01/15/28 (Call 07/15/22)(b)	EUR	100	120,012
2.25%, 03/15/29 (Call 03/15/24)(b)	EUR	100	119,380
2.88%, 06/15/28 (Call 06/15/23)(b)	EUR	100	122,723
5.00%, 05/15/27 (Call 05/15/22)(a)(c)	USD	200	208,702
IRB Holding Corp.
6.75%, 02/15/26 (Call 08/30/21)(a)	USD	50	51,636
7.00%, 06/15/25 (Call 06/15/22)(a)	USD	100	106,919
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(c)	USD	60	61,357
4.88%, 09/15/27 (Call 09/15/22)(a)	USD	125	129,630
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	135	141,412
5.00%, 07/15/28 (Call 07/15/23)(a)	USD	80	83,131
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	105	109,822

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.25%, 07/15/30 (Call 07/15/25)(a)(c)	USD	165	$175,750
5.63%, 07/15/32 (Call 07/15/26)(a)	USD	75	81,244
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 08/09/21)(b)	GBP	100	140,739
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	USD	70	72,739
4.75%, 10/01/24 (Call 07/01/24)	USD	100	106,000
5.50%, 02/15/26 (Call 08/15/22)	USD	50	52,378
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	USD	140	139,838
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)(c)	USD	20	20,958
5.00%, 06/15/28 (Call 06/15/23)(a)	USD	100	108,040
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	USD	210	219,187
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/30/21)(a)	USD	50	50,925
4.88%, 12/15/27 (Call 12/15/22)(a)	USD	50	51,894
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(a)	USD	60	62,400
Kedrion SpA, 3.38%, 05/15/26 (Call 05/15/23)(b)	EUR	100	117,815
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	USD	80	82,135
5.00%, 03/01/31 (Call 03/01/26)	USD	61	62,706
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	USD	100	104,457
Kraft Heinz Foods Co.
2.00%, 06/30/23 (Call 03/30/23)(b)	EUR	200	245,174
2.25%, 05/25/28 (Call 02/25/28)(b)	EUR	150	195,513
3.00%, 06/01/26 (Call 03/01/26)	USD	216	229,478
3.75%, 04/01/30 (Call 01/01/30)	USD	75	82,759
3.88%, 05/15/27 (Call 02/15/27)	USD	155	171,486
4.25%, 03/01/31 (Call 12/01/30)	USD	165	189,920
4.63%, 01/30/29 (Call 10/30/28)(c)	USD	125	144,582
L Brands Inc.
5.25%, 02/01/28	USD	90	101,349
6.63%, 10/01/30 (Call 10/01/25)(a)	USD	110	126,705
7.50%, 06/15/29 (Call 06/15/24)	USD	65	75,588
9.38%, 07/01/25(a)	USD	10	12,962
LABL Inc.
6.75%, 07/15/26 (Call 07/15/22)(a)	USD	90	95,512
10.50%, 07/15/27 (Call 07/15/22)(a)	USD	85	93,776
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	USD	110	109,749
4.75%, 06/15/29 (Call 06/15/24)(a)	USD	70	69,738
5.25%, 10/01/25 (Call 08/16/21)(a)	USD	4	4,060
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	USD	45	44,409
3.75%, 02/15/28 (Call 02/15/23)	USD	75	76,350
4.00%, 02/15/30 (Call 02/15/25)	USD	60	61,142
4.88%, 01/15/29 (Call 01/15/24)	USD	40	42,402
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	USD	100	102,750
4.88%, 11/01/26 (Call 11/01/21)(a)	USD	100	103,180
4.88%, 05/15/28 (Call 11/15/27)(a)	USD	60	66,673
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)	USD	50	48,379
9.50%, 01/15/25 (Call 01/15/22)	USD	50	51,308
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	USD	100	100,194
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	USD	200	213,422
Security		Par (000)	Value

United States (continued)
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	USD	65	$64,536
6.50%, 11/01/25 (Call 11/01/22)(a)	USD	50	51,056
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)	USD	110	110,066
6.75%, 04/15/25 (Call 04/15/22)(a)	USD	35	36,985
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	USD	105	101,908
3.75%, 07/15/29 (Call 01/15/24)(a)(c)	USD	115	112,665
4.25%, 07/01/28 (Call 07/01/23)(a)	USD	125	127,333
4.63%, 09/15/27 (Call 09/15/22)(a)	USD	125	129,812
5.25%, 03/15/26 (Call 08/30/21)	USD	100	103,260
5.38%, 05/01/25 (Call 08/30/21)	USD	95	97,097
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	122,385
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(b)(e)	EUR	100	123,494
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	USD	93	94,511
8.00%, 04/15/26 (Call 02/01/23)(a)(c)	USD	70	73,238
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(c)	USD	45	44,770
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	USD	115	117,725
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	USD	100	105,467
4.38%, 01/15/31 (Call 10/15/25)(a)	USD	65	70,781
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(c)	USD	20	20,075
4.75%, 10/15/27 (Call 10/15/22)(a)	USD	150	153,200
6.50%, 05/15/27 (Call 05/15/23)(a)	USD	160	176,840
Lkq Italia Bondco Di Lkq Italia Bondco Gp SRL E C SAPA, 3.88%, 04/01/24 (Call 01/01/24)(b)	EUR	100	127,999
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	USD	110	111,552
4.38%, 05/15/31 (Call 05/15/26)(a)	USD	35	35,849
4.63%, 11/15/27 (Call 11/15/22)(a)	USD	50	51,678
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	USD	130	133,737
4.50%, 01/15/29 (Call 01/15/24)(a)	USD	110	107,998
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	105	109,129
5.38%, 06/15/29 (Call 06/15/24)(a)	USD	115	117,964
5.63%, 04/01/25 (Call 01/01/25)	USD	65	70,650
Series W, 6.75%, 12/01/23(c)	USD	75	82,961
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	USD	125	140,590
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	USD	175	190,969
Macy’s Retail Holdings LLC
3.63%, 06/01/24 (Call 03/01/24)	USD	24	24,613
5.88%, 04/01/29 (Call 04/01/24)(a)(c)	USD	60	63,225
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	USD	75	75,110
5.88%, 06/30/29 (Call 06/30/24)(a)	USD	105	106,181
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)	USD	60	60,385
6.13%, 09/15/25 (Call 05/15/22)(a)	USD	15	15,854
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	USD	130	131,969
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	USD	90	94,162
4.63%, 06/01/28 (Call 06/01/23)(a)	USD	10	10,493
5.00%, 12/15/27 (Call 12/15/22)(a)	USD	75	78,765
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	USD	65	67,613

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
3.75%, 04/01/29 (Call 04/01/24)(a)(c)	USD	65	$68,451
5.88%, 12/15/27 (Call 12/15/22)(a)	USD	60	65,625
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24 (Call 08/30/21)(b)	EUR	100	118,375
5.50%, 04/15/24 (Call 08/30/21)(a)	USD	160	161,210
7.25%, 04/15/25 (Call 08/30/21)(a)(c)	USD	170	165,503
Mav Acquisition Corp.
5.75%, 08/01/28 (Call 08/01/24)(a)	USD	100	99,437
8.00%, 08/01/29 (Call 08/01/24)(a)	USD	100	97,801
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	USD	125	131,682
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	USD	110	112,062
Meredith Corp., 6.88%, 02/01/26 (Call 08/30/21)(c)	USD	122	126,880
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	USD	65	68,490
6.00%, 06/01/25 (Call 03/01/25)	USD	50	56,798
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	USD	90	92,102
4.50%, 09/01/26 (Call 06/01/26)	USD	65	69,364
4.63%, 06/15/25 (Call 03/15/25)(a)	USD	145	154,062
5.63%, 05/01/24 (Call 02/01/24)	USD	130	140,725
5.75%, 02/01/27 (Call 11/01/26)	USD	120	133,959
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	62	64,763
4.75%, 10/15/28 (Call 07/15/28)	USD	90	94,872
5.50%, 04/15/27 (Call 01/15/27)	USD	111	120,624
5.75%, 06/15/25 (Call 03/15/25)	USD	165	179,644
6.00%, 03/15/23	USD	155	163,719
6.75%, 05/01/25 (Call 05/01/22)	USD	50	52,888
Michaels Cos Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	USD	140	144,777
7.88%, 05/01/29 (Call 05/01/24)(a)	USD	140	145,250
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	USD	155	162,556
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	USD	200	207,976
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	USD	135	140,597
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	USD	65	68,819
4.38%, 06/15/28 (Call 06/15/23)(a)	USD	80	83,700
5.38%, 11/15/22 (Call 08/15/22)	USD	90	93,716
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/30/21)(a)(c)	USD	90	81,274
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	65	62,243
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(c)	USD	155	150,510
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	128,356
3.38%, 04/24/30 (Call 01/24/30)	GBP	125	181,007
3.50%, 03/15/31 (Call 03/15/26)	USD	135	138,206
3.69%, 06/05/28 (Call 04/06/28)	GBP	100	148,779
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	122,417
4.63%, 08/01/29 (Call 08/01/24)(c)	USD	90	96,885
5.00%, 10/15/27 (Call 10/15/22)	USD	175	185,244
5.25%, 08/01/26 (Call 08/30/21)	USD	65	66,879
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	USD	60	63,059
3.63%, 11/01/31 (Call 11/01/26)(a)	USD	75	79,260
3.88%, 02/15/31 (Call 06/01/25)(a)(c)	USD	150	159,339
Security		Par (000)	Value

United States (continued)
4.00%, 11/15/29 (Call 11/15/24)(a)	USD	100	$106,596
5.38%, 05/15/27 (Call 05/15/22)(a)	USD	65	68,900
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/30/21)	USD	75	76,500
5.88%, 12/01/27 (Call 12/01/22)	USD	55	57,029
6.38%, 07/15/28 (Call 07/15/24)(c)	USD	75	79,275
6.88%, 08/15/24 (Call 08/30/21)(c)	USD	50	50,900
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	60	59,931
4.75%, 09/15/29 (Call 09/15/24)	USD	50	52,758
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	USD	100	84,810
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	USD	50	46,750
7.50%, 01/15/28 (Call 01/15/23)(a)	USD	50	45,250
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	USD	80	80,327
5.50%, 08/15/28 (Call 08/15/23)(a)	USD	75	76,390
6.00%, 01/15/27 (Call 01/15/23)(a)	USD	110	115,025
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	70	70,582
5.00%, 03/15/27 (Call 09/15/26)	USD	65	67,555
5.50%, 01/25/23	USD	100	104,808
5.88%, 10/25/24	USD	65	70,805
6.13%, 03/25/24	USD	105	113,925
6.75%, 06/25/25	USD	65	72,390
6.75%, 06/15/26(c)	USD	65	72,911
7.25%, 09/25/23	USD	65	71,577
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(c)	USD	50	47,444
5.88%, 03/15/26 (Call 12/15/25)(a)	USD	130	130,975
10.25%, 02/01/26 (Call 08/01/23)(a)	USD	85	97,120
12.25%, 05/15/24 (Call 02/15/24)(a)	USD	115	136,045
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(c)	USD	65	65,569
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	USD	95	97,959
5.13%, 04/15/29 (Call 04/15/24)(a)	USD	135	140,562
5.25%, 10/01/30 (Call 10/01/25)(a)(c)	USD	20	21,025
5.75%, 09/01/27 (Call 09/01/22)(a)	USD	65	68,581
6.13%, 09/01/29 (Call 09/01/24)(a)	USD	65	70,615
8.13%, 04/15/25 (Call 04/15/22)(a)	USD	25	27,138
Netflix Inc.
3.00%, 06/15/25 (Call 03/15/25)(b)	EUR	100	129,428
3.63%, 06/15/25 (Call 03/15/25)(a)	USD	25	26,832
3.63%, 05/15/27	EUR	100	137,573
3.63%, 06/15/30 (Call 03/15/30)(b)	EUR	200	286,356
3.88%, 11/15/29(b)	EUR	100	144,564
4.38%, 11/15/26(c)	USD	125	141,797
4.63%, 05/15/29	EUR	100	150,396
4.88%, 04/15/28	USD	175	204,531
4.88%, 06/15/30 (Call 03/15/30)(a)(c)	USD	125	150,429
5.38%, 11/15/29(a)	USD	90	111,037
5.75%, 03/01/24	USD	50	55,675
5.88%, 02/15/25	USD	100	115,142
5.88%, 11/15/28	USD	215	266,987
6.38%, 05/15/29	USD	100	128,741
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	USD	175	176,269
6.75%, 09/15/25 (Call 09/15/22)(a)	USD	150	152,794
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	USD	100	104,625

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.70%, 04/01/26 (Call 01/01/26)	USD	250	$278,520
4.88%, 06/01/25 (Call 05/01/25)	USD	90	99,932
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	USD	110	111,977
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(c)	USD	75	77,369
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	250	264,387
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	65	68,810
4.25%, 07/15/24 (Call 04/15/24)(a)	USD	45	47,604
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	65	69,918
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)	USD	205	213,200
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	USD	240	247,324
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 08/30/21)	USD	55	52,596
7.50%, 04/15/26 (Call 04/15/22)(c)	USD	70	58,975
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (Call 08/30/21)(a)(c)	USD	65	66,749
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	USD	80	80,642
4.75%, 07/15/31 (Call 07/15/26)(a)	USD	65	65,601
5.63%, 10/01/28 (Call 10/01/23)(a)	USD	120	126,750
5.88%, 10/01/30 (Call 10/01/25)(a)	USD	70	76,622
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	USD	135	144,082
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/10/21)(a)	USD	140	141,932
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	USD	30	30,300
3.88%, 08/15/31 (Call 08/15/26)(a)	USD	25	25,220
4.75%, 01/30/30 (Call 01/30/25)(a)	USD	170	181,050
5.88%, 09/30/26 (Call 09/30/21)(a)	USD	190	196,920
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(c)	USD	35	35,022
3.63%, 02/15/31 (Call 02/15/26)(a)(c)	USD	120	120,900
5.25%, 06/15/29 (Call 06/15/24)(a)(c)	USD	90	96,523
5.75%, 01/15/28 (Call 01/15/23)	USD	105	111,615
6.63%, 01/15/27 (Call 08/16/21)	USD	155	160,456
7.25%, 05/15/26 (Call 08/16/21)	USD	125	130,025
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	65	69,665
5.75%, 10/01/25 (Call 07/01/25)	USD	85	92,750
6.00%, 06/01/26 (Call 03/01/26)	USD	65	70,342
6.38%, 10/01/30 (Call 04/01/30)	USD	55	61,079
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	USD	25	25,219
2.90%, 08/15/24 (Call 07/15/24)	USD	275	277,024
3.00%, 02/15/27 (Call 11/15/26)	USD	75	74,378
3.20%, 08/15/26 (Call 06/15/26)	USD	150	149,250
3.40%, 04/15/26 (Call 01/15/26)	USD	150	151,338
3.50%, 06/15/25 (Call 03/15/25)	USD	100	101,875
3.50%, 08/15/29 (Call 05/15/29)(c)	USD	200	199,362
5.50%, 12/01/25 (Call 09/01/25)	USD	45	49,500
5.55%, 03/15/26 (Call 12/15/25)	USD	125	136,824
5.88%, 09/01/25 (Call 06/01/25)	USD	85	94,234
6.13%, 01/01/31 (Call 07/01/30)(c)	USD	100	118,280
6.38%, 09/01/28 (Call 03/01/28)	USD	90	104,946
6.63%, 09/01/30 (Call 03/01/30)(c)	USD	140	170,800
6.95%, 07/01/24	USD	50	55,750
7.50%, 05/01/31	USD	100	127,700
7.88%, 09/15/31	USD	50	65,067
Security		Par (000)	Value

United States (continued)
8.00%, 07/15/25 (Call 04/15/25)(c)	USD	55	$65,381
8.50%, 07/15/27 (Call 01/15/27)	USD	65	80,901
8.88%, 07/15/30 (Call 01/15/30)	USD	100	134,977
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(b)	EUR	100	122,955
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	65	69,586
5.13%, 09/15/27 (Call 03/15/22)	USD	90	93,872
5.63%, 08/01/29 (Call 08/01/24)	USD	95	104,352
9.50%, 06/01/25 (Call 03/01/25)(a)	USD	40	50,000
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	USD	65	66,093
4.00%, 09/15/30 (Call 09/15/25)(c)	USD	90	89,676
5.38%, 11/15/29 (Call 05/15/29)	USD	100	109,607
5.63%, 03/15/23	USD	100	105,730
6.13%, 03/15/24 (Call 09/15/23)	USD	140	150,675
6.63%, 01/15/28 (Call 07/15/27)	USD	100	115,379
6.88%, 03/15/25	USD	155	176,022
7.13%, 03/15/26	USD	175	206,019
8.88%, 06/01/25 (Call 06/01/22)	USD	75	82,446
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	USD	250	255,250
5.13%, 04/30/31 (Call 04/30/26)(a)	USD	250	257,219
Organon & Co./Organon Foreign Debt Co-Issuer BV., 2.88%, 04/30/28 (Call 04/30/24)(b)	EUR	150	181,070
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	USD	40	40,228
4.63%, 03/15/30 (Call 03/15/25)(a)	USD	65	65,408
5.00%, 08/15/27 (Call 08/15/22)(a)	USD	80	81,919
6.25%, 06/15/25 (Call 06/15/22)(a)	USD	55	58,459
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	USD	75	84,563
5.63%, 07/01/24	USD	75	82,994
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(c)	USD	90	96,409
6.63%, 05/13/27 (Call 05/15/23)(a)	USD	90	97,486
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	USD	251	256,175
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	USD	85	87,111
5.88%, 10/01/28 (Call 10/01/23)(a)	USD	80	85,235
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	USD	110	57,475
7.25%, 06/15/25 (Call 08/30/21)	USD	75	44,393
9.25%, 05/15/25 (Call 05/15/22)(a)	USD	125	115,156
PDC Energy Inc.
5.75%, 05/15/26 (Call 08/30/21)	USD	100	103,067
6.13%, 09/15/24 (Call 08/30/21)	USD	50	50,865
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	65	63,045
5.38%, 10/15/25 (Call 10/15/22)(a)	USD	75	78,643
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(c)	USD	70	72,170
3.75%, 06/15/29 (Call 06/15/24)	USD	50	50,635
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	USD	110	111,856
5.50%, 10/15/27 (Call 10/15/22)(a)	USD	135	140,750
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)	USD	250	259,444

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(c)	USD	100	$97,563
5.25%, 07/01/30 (Call 07/01/25)(c)	USD	120	117,075
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	USD	100	109,224
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(c)	USD	45	47,700
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(a)	USD	115	122,438
5.88%, 09/30/27 (Call 09/30/22)(a)(c)	USD	80	85,602
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	USD	205	206,922
4.63%, 04/15/30 (Call 04/15/25)(a)	USD	180	183,366
5.50%, 12/15/29 (Call 12/15/24)(a)	USD	95	101,678
5.63%, 01/15/28 (Call 12/01/22)(a)	USD	120	126,640
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	165	171,958
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	USD	70	69,314
5.13%, 01/15/28 (Call 01/15/23)(a)	USD	50	52,933
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	USD	95	92,210
5.25%, 04/15/24(a)	USD	95	101,277
5.75%, 04/15/26(a)	USD	160	174,926
6.25%, 01/15/28 (Call 01/15/23)(a)	USD	135	141,230
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(b)	EUR	100	121,155
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	USD	65	66,788
4.00%, 02/15/28 (Call 02/15/23)(a)	USD	65	67,197
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	USD	35	36,350
4.38%, 10/15/29 (Call 10/15/24)	USD	150	163,432
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)	USD	125	131,613
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)	USD	45	45,252
3.88%, 03/01/31 (Call 03/01/26)(a)	USD	180	183,551
QVC Inc.
4.38%, 03/15/23	USD	70	73,537
4.38%, 09/01/28 (Call 06/01/28)	USD	65	66,830
4.45%, 02/15/25 (Call 11/15/24)	USD	75	80,438
4.75%, 02/15/27 (Call 11/15/26)	USD	70	74,968
4.85%, 04/01/24	USD	75	81,281
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	USD	70	67,446
5.38%, 12/01/28 (Call 12/01/23)(a)(c)	USD	50	50,884
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	USD	50	53,444
4.88%, 03/15/27 (Call 09/15/26)	USD	50	54,236
6.63%, 03/15/25 (Call 09/15/24)	USD	70	78,579
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	USD	90	93,094
6.50%, 09/15/28 (Call 09/15/23)(a)	USD	130	134,686
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	USD	75	81,066
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	USD	95	98,514
5.00%, 03/15/23 (Call 12/15/22)	USD	90	92,800
8.25%, 01/15/29 (Call 01/15/24)(a)	USD	55	60,832
9.25%, 02/01/26 (Call 02/01/22)	USD	85	92,375
Security		Par (000)	Value

United States (continued)
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	USD	50	$51,936
5.75%, 01/15/29 (Call 01/15/24)(a)(c)	USD	105	110,179
7.63%, 06/15/25 (Call 06/15/22)(a)	USD	65	70,080
9.38%, 04/01/27 (Call 04/01/22)(a)	USD	65	71,906
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(c)	USD	180	191,407
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)	USD	125	124,641
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(c)	USD	65	65,650
4.75%, 10/15/27 (Call 10/15/22)	USD	80	82,748
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	USD	77	77,193
8.00%, 11/15/26 (Call 01/15/23)(a)	USD	89	89,334
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	USD	50	51,555
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(c)	USD	95	97,209
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	USD	80	85,500
9.25%, 04/15/25 (Call 03/16/25)(a)	USD	90	105,300
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	USD	165	161,893
3.88%, 02/15/27 (Call 02/15/23)(c)	USD	175	180,250
4.88%, 09/01/24 (Call 08/30/21)	USD	140	141,638
Scientific Games International Inc.
3.38%, 02/15/26 (Call 08/30/21)(b)	EUR	100	118,632
5.00%, 10/15/25 (Call 08/30/21)(a)	USD	155	159,024
7.00%, 05/15/28 (Call 05/15/23)(a)(c)	USD	85	92,018
7.25%, 11/15/29 (Call 11/15/24)(a)(c)	USD	65	72,930
8.25%, 03/15/26 (Call 03/15/22)(a)	USD	135	143,456
8.63%, 07/01/25 (Call 07/01/22)(a)	USD	60	64,783
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(c)	USD	125	125,156
6.63%, 05/01/29 (Call 05/01/24)(a)(c)	USD	75	74,250
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(a)	USD	70	70,407
4.50%, 10/15/29 (Call 10/15/24)	USD	50	52,053
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	USD	70	70,027
5.38%, 01/15/31 (Call 01/15/26)(a)(c)	USD	70	69,860
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	USD	50	49,000
3.38%, 07/15/31 (Call 01/15/26)(a)(c)	USD	55	54,166
4.09%, 06/01/29 (Call 03/01/29)(a)	USD	50	52,375
4.13%, 01/15/31 (Call 10/15/30)(a)	USD	50	52,338
4.88%, 06/01/27 (Call 03/01/27)	USD	125	139,989
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	USD	55	58,716
4.88%, 12/01/22 (Call 09/01/22)(a)(c)	USD	55	57,060
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	30	32,600
5.25%, 04/01/23 (Call 01/01/23)(a)	USD	50	52,559
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	50	55,745
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(c)	USD	155	164,106
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(a)	USD	100	103,003

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(c)	USD	80	$80,642
4.38%, 02/15/30 (Call 11/15/29)(a)(c)	USD	55	58,792
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD	75	74,805
4.00%, 05/15/31 (Call 05/15/26)	USD	100	103,375
4.63%, 12/15/27 (Call 12/15/22)(c)	USD	75	79,140
5.13%, 06/01/29 (Call 06/01/24)(c)	USD	100	108,171
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	50	46,952
4.35%, 10/01/24 (Call 09/01/24)	USD	100	100,500
4.38%, 02/15/30 (Call 08/15/29)	USD	60	56,100
4.75%, 10/01/26 (Call 08/01/26)	USD	50	48,970
4.95%, 02/15/27 (Call 08/15/26)(c)	USD	25	24,590
4.95%, 10/01/29 (Call 07/01/29)	USD	75	72,679
5.50%, 12/15/27 (Call 09/15/27)	USD	65	69,022
7.50%, 09/15/25 (Call 06/15/25)	USD	90	101,475
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 08/30/21)	EUR	100	119,615
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	80	77,533
5.13%, 02/15/27 (Call 08/16/21)(a)(c)	USD	75	74,843
5.50%, 03/01/30 (Call 12/01/24)(a)(c)	USD	65	65,193
Sirius XM Radio Inc.
4.00%, 07/15/28 (Call 07/15/24)(a)	USD	170	175,312
4.13%, 07/01/30 (Call 07/01/25)(a)	USD	170	175,078
4.63%, 07/15/24 (Call 08/30/21)(a)	USD	190	194,975
5.00%, 08/01/27 (Call 08/01/22)(a)(c)	USD	165	172,941
5.38%, 07/15/26 (Call 08/30/21)(a)	USD	225	232,317
5.50%, 07/01/29 (Call 07/01/24)(a)(c)	USD	155	169,822
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 08/30/21)(a)	USD	125	125,781
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	65	66,983
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	USD	35	37,363
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	USD	45	44,852
10.00%, 01/15/25 (Call 06/17/22)(a)	USD	205	228,076
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	USD	90	98,425
7.50%, 04/01/26 (Call 08/30/21)(c)	USD	80	84,467
7.75%, 10/01/27 (Call 10/01/22)	USD	65	69,713
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)	USD	55	55,037
4.00%, 10/01/26 (Call 10/01/21)(b)	EUR	100	120,952
5.75%, 07/15/25 (Call 08/30/21)	USD	66	67,662
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(c)	USD	100	96,959
5.50%, 01/15/25 (Call 10/15/22)(a)	USD	15	15,803
7.50%, 04/15/25 (Call 04/15/22)(a)	USD	125	132,651
Sprint Communications Inc., 6.00%, 11/15/22	USD	235	248,755
Sprint Corp.
7.13%, 06/15/24	USD	290	333,790
7.63%, 02/15/25 (Call 11/15/24)	USD	165	194,646
7.63%, 03/01/26 (Call 11/01/25)	USD	190	231,863
7.88%, 09/15/23	USD	485	549,335
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	USD	125	127,812
3.50%, 06/01/31 (Call 03/01/31)(a)	USD	105	108,937
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	USD	85	91,048
Security		Par (000)	Value

United States (continued)
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	USD	80	$81,700
6.13%, 07/01/29 (Call 07/01/24)(a)	USD	50	51,213
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(c)	USD	225	237,765
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(b)	EUR	100	116,836
3.38%, 01/15/31 (Call 07/15/25)(a)	USD	60	57,650
4.38%, 07/15/30 (Call 07/15/25)(a)	USD	160	163,610
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	175	182,084
5.00%, 02/15/27 (Call 02/15/22)(a)	USD	85	87,860
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	200	202,895
10.75%, 04/15/27 (Call 04/15/22)(a)(c)	USD	125	121,250
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(a)	USD	40	40,650
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)(c)	USD	35	35,442
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	USD	75	77,906
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/23)(a)	USD	65	68,943
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	USD	85	87,061
5.50%, 02/15/26 (Call 08/30/21)	USD	100	103,000
5.88%, 03/15/28 (Call 03/15/23)	USD	50	52,625
6.00%, 04/15/27 (Call 04/15/22)	USD	75	78,281
Switch Ltd., 4.13%, 06/15/29 (Call 06/15/24)(a)	USD	55	56,664
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 08/30/21)(c)	USD	70	41,224
6.63%, 01/15/28 (Call 01/15/23)(a)(c)	USD	60	54,140
7.25%, 05/15/27 (Call 05/15/22)(a)(c)	USD	95	86,806
7.63%, 06/01/28 (Call 06/01/23)(a)(c)	USD	15	13,721
10.50%, 01/15/26 (Call 01/15/22)(a)	USD	75	50,940
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 08/30/21)(a)	USD	60	60,895
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	95	97,272
6.00%, 03/01/27 (Call 03/01/23)(a)(c)	USD	55	56,925
6.00%, 12/31/30 (Call 12/31/25)(a)	USD	65	68,395
7.50%, 10/01/25 (Call 10/01/22)(a)(c)	USD	50	54,322
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)(c)	USD	110	113,437
4.88%, 02/01/31 (Call 02/01/26)(a)	USD	100	108,125
5.00%, 01/15/28 (Call 01/15/23)	USD	90	94,755
5.38%, 02/01/27 (Call 02/01/22)	USD	90	93,449
5.50%, 03/01/30 (Call 03/01/25)(c)	USD	100	110,240
5.88%, 04/15/26 (Call 08/30/21)(c)	USD	125	130,845
6.50%, 07/15/27 (Call 07/15/22)	USD	95	102,943
6.88%, 01/15/29 (Call 01/15/24)	USD	50	56,210
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	USD	50	54,375
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	55	62,157
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	65	73,628
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(c)	USD	100	102,719
4.75%, 03/15/26 (Call 03/15/23)(a)	USD	30	31,913
5.00%, 09/15/29 (Call 09/15/24)	USD	145	151,304
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	USD	110	114,679

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	USD	150	$152,662
4.63%, 07/15/24 (Call 08/30/21)	USD	235	238,270
4.63%, 09/01/24 (Call 09/01/21)(a)	USD	75	76,762
4.63%, 06/15/28 (Call 06/15/23)(a)	USD	65	67,202
4.88%, 01/01/26 (Call 03/01/22)(a)	USD	265	273,996
5.13%, 11/01/27 (Call 11/01/22)(a)	USD	185	193,873
6.13%, 10/01/28 (Call 10/01/23)(a)	USD	250	265,754
6.25%, 02/01/27 (Call 02/01/22)(a)	USD	210	218,662
6.75%, 06/15/23	USD	185	200,956
7.50%, 04/01/25 (Call 04/01/22)(a)	USD	75	80,605
Tenneco Inc.
5.00%, 07/15/26 (Call 08/30/21)(c)	USD	60	59,175
5.13%, 04/15/29 (Call 04/15/24)(a)	USD	105	108,118
7.88%, 01/15/29 (Call 01/15/24)(a)	USD	60	67,800
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	USD	65	67,005
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	85	89,463
5.00%, 01/31/28 (Call 07/31/27)(a)(c)	USD	75	81,120
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	USD	105	111,956
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	USD	225	230,875
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	USD	45	46,294
10.50%, 05/15/29 (Call 05/15/24)(a)	USD	90	96,712
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(c)	USD	100	101,115
2.25%, 02/15/26 (Call 02/15/23)(a)	USD	60	60,669
2.63%, 04/15/26 (Call 04/15/23)	USD	130	133,087
2.63%, 02/15/29 (Call 02/15/24)	USD	120	119,657
2.88%, 02/15/31 (Call 02/15/26)	USD	100	100,551
3.38%, 04/15/29 (Call 04/15/24)	USD	145	151,025
3.38%, 04/15/29 (Call 04/15/24)(a)	USD	82	85,407
3.50%, 04/15/31 (Call 04/15/26)	USD	167	175,559
3.50%, 04/15/31 (Call 04/15/26)(a)	USD	80	84,018
4.50%, 02/01/26 (Call 08/10/21)	USD	225	230,213
4.75%, 02/01/28 (Call 02/01/23)	USD	165	175,609
5.38%, 04/15/27 (Call 04/15/22)	USD	65	68,708
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(c)	USD	50	54,000
4.35%, 02/15/28 (Call 11/15/27)	USD	50	55,470
4.38%, 04/15/23 (Call 01/15/23)	USD	25	26,119
4.88%, 03/15/27 (Call 12/15/26)(c)	USD	55	62,392
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	USD	140	139,782
4.88%, 05/01/29 (Call 05/01/24)(a)	USD	85	85,259
5.50%, 11/15/27 (Call 11/15/22)	USD	335	345,469
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	505	530,455
6.38%, 06/15/26 (Call 08/30/21)	USD	145	150,075
7.50%, 03/15/27 (Call 03/15/22)	USD	75	79,529
8.00%, 12/15/25 (Call 04/08/22)(a)	USD	105	112,612
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 08/30/21)(a)	USD	67	63,282
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	USD	75	74,625
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/30/21)(a)	USD	127	125,289
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	USD	70	67,792
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 08/30/21)(a)	USD	41	40,817
Security		Par (000)	Value

United States (continued)
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 08/30/21)(a)	USD	46	$43,702
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	USD	63	64,121
6.00%, 04/01/27 (Call 01/01/27)	USD	75	81,460
6.63%, 07/31/26 (Call 04/30/26)(a)	USD	35	39,069
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	55,405
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/30/21)(a)(c)	USD	50	50,411
7.75%, 08/15/25 (Call 08/30/21)(c)	USD	67	67,849
8.88%, 06/01/24 (Call 02/01/23)(a)	USD	36	39,908
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	USD	130	132,157
6.50%, 05/01/25 (Call 05/01/22)(a)	USD	60	63,536
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	USD	65	66,719
3.88%, 03/15/31 (Call 03/15/26)	USD	70	73,213
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	USD	105	107,100
6.25%, 04/15/25 (Call 04/15/22)(a)	USD	135	142,226
U.S. Steel Corp.
6.25%, 03/15/26 (Call 08/30/21)(c)	USD	80	82,500
6.88%, 08/15/25 (Call 08/15/21)	USD	95	96,785
6.88%, 03/01/29 (Call 03/01/24)(c)	USD	90	97,801
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(a)	USD	50	53,792
7.50%, 05/15/25 (Call 05/15/22)(a)	USD	115	123,063
7.50%, 09/15/27 (Call 09/15/22)(a)	USD	150	163,762
8.00%, 11/01/26 (Call 11/01/21)(a)	USD	165	176,855
UGI International LLC, 3.25%, 11/01/25 (Call 11/01/21)(b)	EUR	100	121,019
United Airlines Holdings Inc., 4.25%, 10/01/22	USD	50	51,071
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	USD	240	246,659
4.63%, 04/15/29 (Call 10/15/28)(a)	USD	240	246,900
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	USD	45	45,000
3.88%, 02/15/31 (Call 08/15/25)(c)	USD	125	128,750
4.00%, 07/15/30 (Call 07/15/25)	USD	95	98,707
4.88%, 01/15/28 (Call 01/15/23)	USD	185	195,520
5.25%, 01/15/30 (Call 01/15/25)(c)	USD	75	82,010
5.50%, 05/15/27 (Call 05/15/22)	USD	125	131,517
5.88%, 09/15/26 (Call 09/15/21)	USD	150	155,047
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)	USD	75	77,235
5.50%, 04/15/29 (Call 04/15/24)(a)	USD	90	89,291
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 08/30/21)(a)	USD	100	102,990
7.88%, 02/15/25 (Call 02/15/22)(a)	USD	235	250,275
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	USD	55	55,217
6.50%, 02/15/29 (Call 02/15/24)(a)(c)	USD	120	121,335
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	USD	130	130,275
5.13%, 02/15/25 (Call 08/10/21)(a)	USD	185	188,111
6.63%, 06/01/27 (Call 06/01/23)(a)(c)	USD	165	177,738
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 08/30/21)	USD	115	120,501
6.88%, 09/01/27 (Call 09/01/22)	USD	70	74,107

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	USD	65	$64,665
4.25%, 02/15/30 (Call 02/15/25)(a)	USD	60	62,325
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	110	112,887
10.50%, 11/01/26 (Call 11/01/21)(a)	USD	70	74,463
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(a)	USD	40	40,900
4.13%, 08/15/31 (Call 02/15/31)(a)	USD	40	41,250
Vericast Corp., 8.38%, 08/15/22 (Call 08/30/21)(a)	USD	100	102,232
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(a)	USD	290	300,545
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/30/21)(a)	USD	140	147,875
ViacomCBS Inc., 6.25%, 02/28/57 (Call 02/28/27)(c)(e)	USD	80	91,134
ViaSat Inc.
5.63%, 09/15/25 (Call 08/10/21)(a)	USD	90	91,438
5.63%, 04/15/27 (Call 04/15/22)(a)(c)	USD	75	77,873
6.50%, 07/15/28 (Call 07/15/23)(a)	USD	30	31,763
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)(c)	USD	100	102,125
3.75%, 02/15/27 (Call 02/15/23)(a)(c)	USD	70	71,982
4.13%, 08/15/30 (Call 02/15/25)(a)(c)	USD	125	131,089
4.25%, 12/01/26 (Call 12/01/22)(a)	USD	125	130,035
4.63%, 12/01/29 (Call 12/01/24)(a)	USD	125	133,937
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	USD	80	75,807
13.00%, 05/15/25 (Call 05/15/22)(a)	USD	90	104,400
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	USD	150	153,768
5.00%, 07/31/27 (Call 07/31/22)(a)(c)	USD	155	160,169
5.50%, 09/01/26 (Call 09/01/21)(a)	USD	100	102,939
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	145	150,557
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	85	84,363
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	USD	240	248,400
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	USD	80	86,000
7.25%, 06/15/28 (Call 06/15/23)(a)	USD	205	228,100
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(c)	USD	240	266,400
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	USD	50	51,711
4.35%, 02/01/25 (Call 01/01/25)	USD	125	131,068
4.50%, 03/01/28 (Call 12/01/27)	USD	50	53,681
4.65%, 07/01/26 (Call 04/01/26)	USD	75	80,316
4.75%, 08/15/28 (Call 05/15/28)	USD	50	54,294
5.30%, 02/01/30 (Call 11/01/29)(c)	USD	125	140,037
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	USD	65	68,408
5.63%, 03/15/27 (Call 03/15/22)(a)	USD	100	104,667
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	USD	55	56,650
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(c)	USD	155	158,090
WMG Acquisition Corp.
2.75%, 07/15/28 (Call 07/15/23)(b)	EUR	100	121,481
3.00%, 02/15/31 (Call 02/15/26)(a)(c)	USD	40	38,707
3.88%, 07/15/30 (Call 07/15/25)(a)	USD	100	102,750
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	USD	74	71,665
Security		Par/ Shares (000)	Value

United States (continued)
9.00%, 11/15/26 (Call 11/15/22)(a)	USD	114	$110,352
13.13%, 11/15/27 (Call 11/15/22)(a)	USD	40	33,450
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/15/23)(a)	USD	70	73,909
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	USD	65	66,528
5.25%, 05/15/27 (Call 02/15/27)(a)(c)	USD	105	110,166
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	200	211,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	USD	100	103,970
7.75%, 04/15/25 (Call 04/15/22)(a)	USD	100	106,187
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	USD	175	182,629
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	USD	75	79,908
5.50%, 08/15/28 (Call 07/15/28)(a)(c)	USD	65	68,571
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	USD	60	61,453
XPO Logistics Inc.
6.13%, 09/01/23 (Call 08/30/21)(a)	USD	65	65,236
6.25%, 05/01/25 (Call 05/01/22)(a)	USD	125	132,646
6.75%, 08/15/24 (Call 08/16/21)(a)	USD	125	129,687
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD	110	112,200
4.63%, 01/31/32 (Call 10/01/26)	USD	120	128,877
4.75%, 01/15/30 (Call 10/15/29)(a)	USD	100	109,739
7.75%, 04/01/25 (Call 04/01/22)(a)	USD	60	65,029
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/30/21)(a)	USD	155	154,031
6.13%, 03/01/28 (Call 03/01/23)(a)(c)	USD	140	142,343
			126,010,497
Total Corporate Bonds & Notes — 98.1%
(Cost: $185,558,299)			193,242,387

Short-Term Investments

Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(i)(j)(k)		18,917	18,926,920
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)		1,170	1,170,000
			20,096,920
Total Short-Term Investments — 10.2%
(Cost: $20,093,486)			20,096,920

Total Investments in Securities — 108.3%
(Cost: $205,651,785)			213,339,307

Other Assets, Less Liabilities — (8.3)%			(16,295,928)

Net Assets — 100.0%			$197,043,379

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period-end.

(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,552,610	$7,377,350	(a)	$—		$(2,101)	$(939)	$18,926,920	18,917	$32,426	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,600,000	—		(1,430,000	)(a)	—	—	1,170,000	1,170	307		—
						$(2,101)	$(939)	$20,096,920		$32,733		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$193,191,259	$51,128	$193,242,387
Money Market Funds	20,096,920	—	—	20,096,920
	$20,096,920	$193,191,259	$51,128	$213,339,307

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
July 31, 2021

Portfolio Abbreviations - Fixed Income

CAB	Capital Appreciation Bonds

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound